AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1998.

                                                      REGISTRATION NO. 33-39946

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                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 10                    [X]
                                     and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 12                            [X]

               FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                          (Exact Name of Registrant)

                First Providian Life & Health Insurance Company
                              (Name of Depositor)

                             520 Columbia Drive
                         Johnson City, New York 13790
              (Address of Depositor's Principal Executive Office)

                 Depositor's Telephone Number: (607) 772-8750

                First Providian Life & Health Insurance Company
                        Kimberly A. Scouller, Esquire
                               Providian Center
                                P.O. Box 32830
                            400 West Market Street
                             Louisville, KY 40232
                    (Name and Address of Agent for Service)

                                  Copy to:
                          Michael Berenson, Esquire
                              Ann B. Furman, Esq.
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                  1025 Thomas Jefferson St. N.W. Suite 400 E
                          Washington, DC 20007-0805

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [_] On ___________ pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [_] On ______ pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On ______ pursuant to paragraph (a)(2) of Rule 485.


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

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

 ITEM OF
 FORM N-4                                      PROSPECTUS CAPTION
    1.    Cover Page........................   Cover Page
    2.    Definitions.......................   Glossary
    3.    Synopsis..........................   Highlights; Fee Table
    4.    Condensed Financial Information...   Condensed Financial Information
    5.    General Description of Registrant,
          Depositor, and Portfolio
          Companies.........................   First Providian Life & Health
                                               Insurance Company; First
                                               Providian Life & Health Insurance
                                               Company Separate Account B;
                                               Vanguard Variable Insurance Fund;
                                               Voting Rights
    6.    Deductions and Expenses...........   Charges and Deductions; Taxes;
                                               Vanguard Variable Insurance Fund;
                                               Expenses
    7.    General Description of Variable
          Annuity Contracts.................   Contract Features; Distribution
                                               at Death Rules; Voting Rights;
                                               Allocation of Purchase Payments;
                                               Exchanges Among the Portfolios;
                                               Additions, Deletions, or
                                               Substitutions of Investments
    8.    Annuity Period....................   Annuity Payment Options
    9.    Death Benefit.....................   Death of Annuitant Prior to
                                               Annuity Date
   10.    Purchases and Contract Value......   Contract Application and Purchase
                                               Payments; Accumulated Value
   11.    Redemptions.......................   Full and Partial Withdrawals;
                                               Annuity Payment Options; Free
                                               Look Period
   12.    Taxes.............................   Federal Tax Considerations
   13.    Legal Proceedings.................   Part B: Legal Proceedings
   14.    Table of Contents for the
          Statement of Additional
          Information.......................   Table of Contents for the
                                               Vanguard Variable Annuity Plan
                                               Contract Statement of Additional
                                               Information



                                     PART B

 ITEM OF                                       STATEMENT OF ADDITIONAL
 FORM N-4                                      INFORMATION CAPTION
   15.    Cover Page........................   Cover Page
   16.    Table of Contents.................   Table of Contents
   17.    General Information and History...   The Company
   18.    Services..........................   Part A: Auditors; Safekeeping of
                                               Account Assets; Distribution of
                                               the Contract
   19.    Purchase of Securities Being
          Offered...........................   Distribution of the Contract
   20.    Underwriters......................   Distribution of the Contract
   21.    Calculation of Performance Data...   Performance Information;
                                               Additional Performance Measures
   22.    Annuity Payments..................   Computations of Variable Annuity
                                               Income Payments
   23.    Financial Statements..............   Financial Statements

                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                                  PROSPECTUS
                                    FOR THE
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                  OFFERED BY
                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)

                              APRIL 30, 1998

 The Vanguard Variable Annuity Plan Contract (the "Contract"), offered through First Providian Life & Health Insurance Company (the "Company"), provides a vehicle for investing on a tax-deferred basis in nine Portfolios offered by The Vanguard Group, Inc. The Contract is intended for retirement savings or other long-term investment purposes.

 The minimum Initial Purchase Payment for the Contract is $5,000; there are no sales loads. The Contract is a flexible-premium deferred variable annuity that provides a Free Look Period for a minimum of 10 days (20 days for replace-ment), during which you may cancel your investment in the Contract.

 Your Purchase Payments for the Contract may be allocated among nine Subaccounts of First Providian Life & Health Insurance Company Separate Ac-count B (the "Separate Account"). Assets of each Subaccount are invested in corresponding Portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end, diversified investment company offered by The Vanguard Group, Inc. The Fund currently offers nine Portfolios: the Money Market Portfolio, the High-Grade Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfo-lio, the Equity Income Portfolio, the Equity Index Portfolio, the Growth Port-folio, the International Portfolio, and the Small Company Growth Portfolio. Net Purchase Payments are automatically allocated to the Money Market Portfo-lio until the end of your Free Look Period, and are subsequently allocated ac-cording to your instructions.

 The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk and investment results for the Portfolios are not guaranteed.

 The Contract offers a number of ways of withdrawing monies at a future date, including a lump-sum payment and several Annuity Payment Options. Full or par-tial withdrawals from the Contract may be made at any time before the Annuity Date, although in many instances withdrawals made prior to age 59 1/2 are sub-ject to a 10% penalty tax (and a portion may be subject to ordinary income taxes). If you elect an Annuity Payment Option, Annuity Payments may be re-ceived on a fixed or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

 This Prospectus sets forth the information you should know before investing in the Contract; it must be accompanied by the current Prospectus for the Van-guard Variable Insurance Fund. Please read both Prospectuses carefully and re-tain them for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by writing to Vanguard Variable Annuity Cen-ter, P.O. Box 1103, Valley Forge, PA 19482-1103. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

 THESE  SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
   AND EXCHANGE COMMISSION OR ANY  STATE SECURITIES COMMISSION, NOR HAS THE
     SECURITIES AND EXCHANGE  COMMISSION OR ANY  STATE SECURITIES  COMMIS-
      SION PASSED UPON THE ACCURACY  OR ADEQUACY OF THIS PROSPECTUS. ANY
        REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------
TABLE OF CONTENTS

                       Page
HIGHLIGHTS...........    3
Fee Table............    6
Glossary.............    9
Condensed Financial
 Information.........   12
Financial Statements.   12
Yield and Total Re-
 turn................   12
The Company and the
 Separate Account....   13
Vanguard Variable
 Insurance Fund......   14
CONTRACT FEATURES....   16

                      Page
Free Look Period....   16
Contract Application
 and Purchase
 Payments...........   16
Allocation of
 Purchase Payments..   18
Charges and Deduc-
 tions..............   18
Accumulated Value...   20
Dividends and Capi-
 tal Gains Treat-
 ment...............   20
Annuity Express(TM).   20
Exchanges Among the
 Portfolios.........   20

                      Page
Full and Partial
 Withdrawals........   21
Minimum Balance
 Requirements.......   22
Designation of a
 Beneficiary........   23
Death of Annuitant
 Prior to Annuity
 Date...............   23
Annuity Date........   24
Annuity Payment Op-
 tions..............   24
FEDERAL TAX
 CONSIDERATIONS.....   27
General Information.   31

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           The Contract is only available in the State of New York.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                  HIGHLIGHTS

REFER TO THE GLOSSARY (PAGE 9) FOR A DEFINITION OF ALL CAPITALIZED TERMS.


VANGUARD VARIABLE     The Contract provides a vehicle for investing on a tax-
ANNUITY PLAN          deferred basis in nine Portfolios offered by The Van-
CONTRACT              guard Group, Inc. Monies may be subsequently withdrawn
                      from the Contract either as a lump sum or as an annuity income. Because Accumulated Values and, to the extent
                      Variable Annuity Payments are selected, Annuity Payments depend on the investment performance of the selected
                      Portfolios, you bear all investment risk for monies in-vested under the Contract. The investment performance of the Portfolios is not guaranteed.

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WHO SHOULD INVEST     The Contract is designed for investors seeking long-
                      term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment pur-poses. The tax-deferred feature of the Contract is most attractive to investors in high federal and state mar-ginal tax brackets who have exhausted other avenues of tax deferral, such as "pre-tax" contributions to employ-er-sponsored retirement or savings plans. The Contract is intended for long-term investors.

-------------------------------------------------------------------------------


INVESTMENT CHOICES    Your investment in the Contract may be allocated among
                      several Subaccounts of the Separate Account. The
                      Subaccounts in turn invest exclusively in the nine Port-
                      folios of Vanguard Variable Insurance Fund. The Fund, a
                      member of The Vanguard Group of Investment Companies,
                      offers nine Portfolios: the Money Market Portfolio, the
                      High-Grade Bond Portfolio, the High Yield Bond Portfo-
                      lio, the Balanced Portfolio, the Equity Income Portfo-
                      lio, the Equity Index Portfolio, the Growth Portfolio,
                      the International Portfolio, and the Small Company
                      Growth Portfolio. The assets of each Portfolio are sepa-
                      rate, and each Portfolio has distinct investment objec-
                      tives and policies as described in the accompanying Fund
                      Prospectus.                                  PAGE 14

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FREE LOOK PERIOD      The Contract provides a Free Look Period for a minimum
                      of 10 days during which you may cancel your investment
                      in the Contract. To cancel your investment, please re-turn your Contract to us. When we receive the Contract, you will be reimbursed for all Purchase Payments and any corresponding appreciation credited to your account. PAGE 16

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HOW TO INVEST         To invest in the Contract, please complete the accompa-
                      nying application form. The minimum Initial Purchase Payment is $5,000; the minimum Portfolio balance is $1,000; and subsequent Purchase Payments must be at least $250. You may make subsequent Purchase Payments at any time before the Con- tract's Annuity Date, as long as the Annuitant or Joint Annuitant specified in the Contract is living. Please note that when purchasing a Contract, the Annuitant you name, and the Joint Annui-tant if applicable, must be 75 years of age or less. PAGE 16

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                                                                              3

ALLOCATION OF         Your Net Purchase Payments are initially allocated to
PURCHASE PAYMENTS     the Money Market Portfolio when your Contract is issued.
                      Subsequently, at the end of the Free Look Period, and a
                      5-day grace period, the then-current Accumulated Value
                      of your Contract is allocated among the Portfolios of
                      the Fund in accordance with your application instruc-
                      tions. Requests to change the allocation of subsequent
                      Net Purchase Payments may be made in writing.     PAGE 18

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CHARGES AND           The Contract imposes no sales charges. The costs of the
DEDUCTIONS UNDER      Contract include mortality and expense risk charges,
THE CONTRACT          maintenance and administrative charges which cover the
                      cost of administering the Contract, and management, ad-
                      visory and other fees, which reflect the costs of Van-
                      guard Variable Insurance Fund. There are no charges un-
                      der the Contract for withdrawals, although withdrawals
                      made prior to age 59 1/2 may be subject to a 10% penalty
                      tax.                                         PAGE 18

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EXCHANGES             You may make exchanges among the Fund's Portfolios sub-
                      ject to certain restrictions on excess exchange activi-ty. These restrictions do not apply, however, to non-substantive exchanges or to the Money Market Portfolio. No fee is imposed for exchanges. Exchanges must be for at least $250, or, if less, for the entire value of the
                      Portfolio from which the exchange is made.   PAGE 20

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FULL AND PARTIAL      You may withdraw all or part of the Accumulated Value of
WITHDRAWALS           the Contract before the earlier of the Annuity Date or
                      the Annuitant's death (or the Joint Annuitant's death,
                      if later). You may establish systematic withdrawals from
                      your Contract, and receive distributions at regular in-
                      tervals. Withdrawals made prior to age 59 1/2 may be
                      subject to a 10% penalty tax.                PAGE 21

-------------------------------------------------------------------------------


DEATH BENEFIT         If the Annuitant specified in your Contract dies prior
                      to the Annuity Date, the Annuitant's named Beneficiary
                      will receive the Death Benefit under the Contract. The
                      Death Benefit is the greater of the then-current Accumu-
                      lated Value of the Contract or the sum of all Purchase
                      Payments (less any partial withdrawals). Your Benefi-
                      ciary may elect to receive these proceeds as a lump sum
                      or as Annuity Payments.                      PAGE 23

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ANNUITY PAYMENT       Beginning on the Annuity Date, you may withdraw monies
OPTIONS from the Contract in the form of an annuity income. As the Contract Owner you may elect one of several Annuity Payment Options. The Options provide a wide range of flexibility in choosing an annuity payment schedule that meets your par- ticular needs. Annuity Payments may be received for a designated period or for life (for either a single or joint life), with or without a guaranteed number of payments. Annuity Payments can be fixed, or can vary with the invest- ment performance of a Portfo-lio of the Fund. You may elect a lump-sum payment prior to the Annuity Date in lieu of Annuity Payments. PAGE 24

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4

CONTRACT AND          If you have questions about your Contract, please tele-
POLICYHOLDER          phone the Vanguard Variable Annuity Center (1-800-258-
INFORMATION           4271). Please have ready the Contract number and the
                      Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place, as well as quarterly statements and an Annual Report.

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                                                                              5

FEE TABLE             The following table illustrates all expenses that you
                      would incur as a Contract Owner. The expenses and fees shown are for the Fund's 1997 fiscal year. The purpose of this table is to assist you in understanding the var-ious costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects ALL expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and expenses, see "Charges and Deductions."

                                                                        SEPARATE
             OWNER TRANSACTION EXPENSES                                 ACCOUNT
             -------------------------------------------------------------------
             Sales Load Imposed on Purchases...........................   None
             Redemption Fees...........................................   None
             Exchange Fees.............................................   None
             -------------------------------------------------------------------
             Annual Contract Maintenance Fee*..........................    $25

                      * Applies to Contracts valued at less than $25,000 at
                        the time of initial purchase and on the last Business Day of each year.

                                                                          SEPARATE
             ANNUAL SEPARATE ACCOUNT EXPENSES                             ACCOUNT
             ---------------------------------------------------------------------
             Mortality and Expense Risk Charge**.........................   .28%
             Administrative Expense Charge...............................   .10%
                                                                            ---
               TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES....................   .38%
                                                                            ===

                      ** This charge is currently reduced to 0.28% of all as-
                         sets when net assets attributable to the Separate Ac-count (and Separate Account IV of Providian Life & Health Insurance Company) exceed $2.5 billion. This charge is further reduced to 0.27% of all assets when net assets attributable to the Separate Account (and Separate Account IV of Providian Life & Health Insurance Company) exceed $5 billion. See "Mortality and Expense--Risk Charge."

                                                 HIGH                                                            SMALL
                            MONEY   HIGH-GRADE   YIELD              EQUITY    EQUITY                            COMPANY
ANNUAL FUND                MARKET      BOND      BOND    BALANCED   INCOME     INDEX    GROWTH   INTERNATIONAL  GROWTH
OPERATING EXPENSES        PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
Management &
 Administrative
 Expenses...............     .15%       .21%      .21%      .19%      .23%      .20%      .20%        .22%        .23%
Investment Advisory
 Fees...................     .02        .02       .06       .10       .10       .00       .15         .16         .12
12b-1 Distribution Fees.    None       None      None      None      None      None      None        None        None
Other Expenses
 Distribution Costs.....     .03        .02       .02       .02       .02       .02       .02         .02         .01
 Miscellaneous Expenses.     .01        .04       .02       .01       .02       .01       .01         .06         .03
                            ----       ----      ----      ----      ----      ----      ----        ----        ----
Total Other Expenses....     .04        .06       .04       .03       .04       .03       .03         .08         .04
                            ----       ----      ----      ----      ----      ----      ----        ----        ----
  TOTAL FUND OPERATING
   EXPENSES.............     .21%       .29%      .31%      .32%      .37%      .23%      .38%        .46%        .39%
                            ====       ====      ====      ====      ====      ====      ====        ====        ====

                                     HIGH-     HIGH                                                            SMALL
                           MONEY     GRADE     YIELD              EQUITY    EQUITY                            COMPANY
                          MARKET     BOND      BOND    BALANCED   INCOME     INDEX    GROWTH   INTERNATIONAL  GROWTH
TOTAL EXPENSES           PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Total Separate Account
 Expenses...............    .38%      .38%      .38%      .38%      .38%      .38%      .38%        .38%        .38%
Total Fund Operating
 Expenses...............    .21       .29       .31       .32       .37       .23       .38         .46         .39
                            ---       ---       ---       ---       ---       ---       ---         ---         ---
  GRAND TOTAL,
   SEPARATE ACCOUNT AND
   FUND
   OPERATING
   EXPENSES.............    .59%      .67%      .69%      .70%      .75%      .61%      .76%        .84%        .77%
                            ===       ===       ===       ===       ===       ===       ===         ===         ===

                      The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Contract imposes no redemption fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
             Money Market Portfolio.............   $6     $19     $33     $ 75
             High-Grade Bond Portfolio..........    7      22      38       85
             High Yield Bond Portfolio..........    7      22      38       86
             Balanced Portfolio.................    7      23      40       89
             Equity Income Portfolio............    8      24      42       94
             Equity Index Portfolio.............    6      20      35       78
             Growth Portfolio...................    8      25      43       96
             International Portfolio............    9      27      47      105
             Small Company Growth Portfolio.....    8      25      43       97

                      The Annual Contract Maintenance Fee is reflected in this example as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the above periods. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen. For a complete discussion of Contract costs and expenses, see "Charges and Deductions."

                      THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT.

                      ---------------------------------------------------------


AUTOMATED QUOTES      The Vanguard Tele-Account Service provides access to Ac-
                      cumulation Unit Values (to two decimal places) and total returns for all Portfolios, and yield information for the Money Market, High-Grade Bond, and High Yield Bond
                      Portfolios of the Plan. Contract Owners may utilize this service for 24-hour access to Plan Portfolio informa-tion. To access the service you may call Tele-Account at 1-800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Vanguard associate at 1-800-522-5555 to re-quest a brochure that explains how to use the service.

                      Vanguard's website also has Accumulation Unit Values (to two decimal places) for all Portfolios. This service can be utilized from www.vanguard.com by double-clicking on fund prices.

-------------------------------------------------------------------------------

GLOSSARY
                      ACCUMULATION UNIT--A measure of your ownership interest in the Contract prior to the Annuity Date. Analogous, though not identical, to a share owned in a mutual fund account.

                      ACCUMULATION UNIT VALUE--The value of each Accumulation Unit which is calculated each Valuation Period. Analo-gous, though not identical, to the share price (net as-set value) of a mutual fund.

                      ACCUMULATED VALUE--The value of all amounts accumulated under the Contract prior to the Annuity Date, equivalent to the Accumulation Units multiplied by the Accumulation Unit Value. Analogous to the current market value of a mutual fund account.

                      ANNUITANT--The person or persons whose life is used to determine the duration of any Annuity Payments and, sub-ject to the provision dealing with Joint Annuitants, upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

                      ANNUITY DATE--The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

                      ANNUITY PAYMENT--One of a series of payments made under an Annuity Payment Option. Annuity Payments are based on the lifetime or life expectancy of the Annuitant unless, after the Contract Date, an Annuity Income Option which pays for a certain period only is elected.

                      ANNUITY PAYMENT OPTION--One of several ways in which a series of payments are made after the Annuity Date. Un-der a FIXED ANNUITY OPTION, the dollar amount of each Annuity Payment does not change over time. Annuity Pay-ments are based on the Contract's Accumulated Value as of the Annuity Date. Under a VARIABLE ANNUITY OPTION, the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose.

                      ANNUITY UNIT--Unit of measure used to calculate Variable Annuity Payments.

                      BENEFICIARY--The person to whom any benefits are due upon the Annuitant's death.

                      BUSINESS DAY--A day when the New York Stock Exchange is open for trading.

                      COMPANY ("WE", "US", "OUR")--First Providian Life & Health Insurance Company, a New York stock company.

                      CONTRACT ANNIVERSARY--Any anniversary of the Contract
                      Date.

                      CONTRACT DATE--The date of issue of this Contract.

                      CONTRACT OWNER ("YOU", "YOUR")--The person or persons designated as the Contract Owner in the Contract appli-cation. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all re-spects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

                      CONTRACT YEAR--A period of 12 months starting with the Contract Date or any Contract Anniversary.

                      DEATH BENEFIT--The greater of the then-current Accumu-lated Value or the sum of all Purchase Payments (less any partial withdrawals and premium taxes).

                      FREE LOOK PERIOD--The period during which the Contract can be cancelled and treated as void from the Contract Date.

                      FUND--Vanguard Variable Insurance Fund, Inc., an open-end, diversified investment company, offered by The Van-guard Group, Inc., in which the Separate Account in-vests.

                      JOINT ANNUITANT--The person other than the Annuitant who may be designated by the Contract Owner and on whose life Annuity Payments may also be based.

                      NET PURCHASE PAYMENT--Any Purchase Payment less the ap-plicable Premium Tax, if any.

                      NON-QUALIFIED CONTRACT--A Contract other than a Quali-fied Contract. Contributions to such a Contract are made with after-tax dollars.

                      OWNER'S DESIGNATED BENEFICIARY--The person designated to receive the Contract Owner's interest in the Contract if the Contract Owner dies before the entire interest in the Contract is distributed, as explained in the "IRS-Required Distribution" section.

                      PAYEE--The Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom bene-fits are to be paid.

                      PORTFOLIO--The separate investment Portfolios of the Fund. The Fund currently offers nine Portfolios: the Money Market Portfolio, the High-Grade Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Equity Income Portfolio, the Equity Index Portfolio, the Growth Portfolio, the International Portfolio, and the Small Company Growth Portfolio. In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.

                      PREMIUM TAX--A regulatory tax that may be assessed by your state on the Purchase Payments made into your Con-tract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Ac-cumulated Value as it is incurred by us.

                      PROOF OF DEATH--(a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to the Company.

                      PURCHASE PAYMENT--Any premium payment--any amount you invest in the Contract. The minimum Initial Purchase Payment is $5,000; each Additional Purchase Payment must be at least $250. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

                      QUALIFIED CONTRACT--A Contract that qualifies as an in-dividual retirement annuity under Section 408(b) of the Internal Revenue Code of 1986, as amended.

                      SEPARATE ACCOUNT--First Providian Life & Health Insur-ance Company Separate Account B. The Separate Account consists of assets that are segregated by First Providian Life & Health Insurance Company and invested in the Fund. The Separate Account is independent of the general assets of the Company.

                      SUBACCOUNT--That portion of the Separate Account that invests in shares of the Fund's Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked di-rectly to the in- vestment performance of one of the nine underlying Portfolios of the Fund.

                      VALUATION PERIOD--A period between two successive Busi-ness Days commencing at the close of business of the first Business Day and ending at the close of business of the following Business Day.

-------------------------------------------------------------------------------

CONDENSED             The Accumulation Unit Values and the number of Accumula-
FINANCIAL             tion Units outstanding for each Subaccount in 1992
INFORMATION           through 1997 are as follows:

                            FOR THE PERIOD DECEMBER 1, 1992 THROUGH DECEMBER 31, 1997*
                         ----------------------------------------------------------------
                                   HIGH-     HIGH                                                        SMALL
                          MONEY    GRADE    YIELD               EQUITY   EQUITY                         COMPANY
                          MARKET    BOND     BOND    BALANCED   INCOME   INDEX    GROWTH  INTERNATIONAL GROWTH
                         --------------------------------------------------------------------------------------
Accumulation unit value
 as of:
 Start Date*............    1.061   11.489   10.000    11.098    10.000   11.596   10.000    10.000     10.000
 12/31/92...............    1.064   11.656        *    11.514         *   12.039        *         *          *
 12/31/93...............    1.091   12.514        *    12.961    10.488   13.144   10.569         *          *
 12/31/94...............    1.130   12.290        *    12.815    10.304   13.224   10.964    10.128          *
 12/31/95...............    1.191   14.437        *    16.885    14.239   18.073   15.089    11.678          *
 12/31/96...............    1.250   14.882   10.871    19.532    16.820   22.098   19.057    13.319      9.725
 12/31/97...............    1.314   16.219   12.135    23.946    22.503   29.301   24.034    13.708     10.970
Number of units
 outstanding as of:
 12/31/92...............    1,660       11        *         9         *       33        *         *          *
 12/31/93...............    4,079      271        *       636       290      440      220         *          *
 12/31/94...............    5,365      526        *       745       306      534      457       322          *
 12/31/95...............    9,080      622        *       766       380      784      620       433          *
 12/31/96...............   13,590      689      253       852       525    1,035      906       698        246
 12/31/97...............   15,573      912      645     1,035       819    1,392    1,187       833        743
(UNITS ARE SHOWN IN
THOUSANDS)

* Date of commencement of operations for the Money Market Subaccount was 12/1/92, for the High-Grade Bond, Balanced, and Equity Index Subaccounts was 12/16/92, for the Equity Income and Growth Subaccounts was 6/7/93, for the International Subaccount was 6/3/94, and for the High Yield Bond and Small Company Growth Subaccounts was 6/3/96.

-------------------------------------------------------------------------------

FINANCIAL             The audited statutory-basis financial statements of the
STATEMENTS            Company and the financial statements of the Separate Ac-
                      count (as well as the Independent Auditors' Reports thereon) are contained in the Statement of Additional
                      Information.

-------------------------------------------------------------------------------

YIELD AND TOTAL       From time to time a Portfolio of the Fund may advertise
RETURN                its yield and total return investment performance for
                      various periods, including quarter-to-date, year-to-date, one year, three year, five year and since incep-tion. Advertised yields and total returns will be calcu-lated according to standardized methods prescribed by the Securities and Exchange Commission ("SEC"), so all charges and expenses attributable to the Contract will be included. Including these fees has the effect of de-creasing the advertised performance of a Portfolio, so that a Portfolio's investment performance will not be directly comparable to that of an ordinary mutual fund.

                      The Company may also advertise total return or other performance data in non-standard formats which do not reflect the Annual Contract Maintenance Fee.

                      Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Port-folio's performance.

                      The performance measures discussed above are not in-tended to indicate or predict future performance.

-------------------------------------------------------------------------------

THE COMPANY AND       The Company is a stock life insurance company incorpo-
THE SEPARATE          rated under the laws of the State of New York on March
ACCOUNT               23, 1970, with administrative offices at 520 Columbia
                      Drive, Johnson City, New York 13790. The Company is
FIRST PROVIDIAN       principally engaged in offering life insurance, annuity
LIFE & HEALTH         contracts, and accident and health insurance and is ad-
INSURANCE COMPANY     mitted to do business in 10 states and the District of
                      Columbia.

                      As of December 31, 1997, the Company had statutory as-sets of approximately $397 million. The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial servic-es. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of the Netherlands. AEGON n.v., a holding company, conducts its business through subsidi-ary companies engaged primarily in the insurance busi-ness.

                      ---------------------------------------------------------

FIRST PROVIDIAN       The Separate Account was established by the Company as a
LIFE & HEALTH         separate account under the laws of the State of New York
INSURANCE COMPANY     on November 2, 1987, pursuant to a resolution of the
SEPARATE ACCOUNT B    Company's Board of Directors. The Separate Account is a
                      unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

                      The assets of the Separate Account are owned by the Com-pany and the obligations under the Contract are obliga-tions of the Company. These assets are held separately from the other assets of the Company and are not charge-able with liabilities incurred in any other business op-eration of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains and losses incurred on the as-sets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the invest-ment performance of the Company's general account assets or any other separate account maintained by the Company.

                      The Separate Account has nine Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be estab-lished at the discretion of the Company. The Separate Account meets the definition of a "separate account" un-der Rule O-1(e)(1) of the 1940 Act.

-------------------------------------------------------------------------------

VANGUARD VARIABLE     Vanguard Variable Insurance Fund is an open-end diversi-
INSURANCE FUND        fied investment company intended exclusively as an in-
                      vestment vehicle for variable annuity or variable life insurance contracts offered by insurance companies.

                      The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 30 investment companies with more than 94 distinct portfolios and assets in ex-cess of $360 billion. Through their jointly owned sub-sidiary, The Vanguard Group, Inc. ("Vanguard"), the Fund and the other Funds in the Group obtain at cost virtu-ally all of their corporate management, administrative, shareholder accounting and distribution services.

                      The Fund offers nine Portfolios--a money market portfo-lio, a high-grade bond portfolio, a high yield bond portfolio, a balanced portfolio, an equity income port-folio, an equity index portfolio, a growth portfolio, an international portfolio, and a small company growth portfolio--each with distinct investment objectives and policies.

                      THE MONEY MARKET PORTFOLIO seeks to provide current in-come consistent with the preservation of capital and li-quidity. The Portfolio also seeks to maintain a stable net asset value of $1.00 per share. The Portfolio in-vests primarily in high-quality money market instruments issued by financial institutions, non-financial corpora-tions, the U.S. Government, state and municipal govern-ments and their agencies or instrumentalities as well as repurchase agreements collateralized by such securities. The Portfolio also invests in Eurodollar obligations (dollar-denominated obligations issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar- denominated obligations issued in the U.S. by foreign banks). Vanguard's Fixed Income Group serves as this Portfolio's investment ad-viser.

                      THE HIGH-GRADE BOND PORTFOLIO seeks to parallel the in-vestment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. Government and corporate bonds, and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

                      THE HIGH YIELD BOND PORTFOLIO seeks to provide a high level of current income by investing in lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds." Under normal circumstances, at least 80% of the Portfolio's assets will be invested in high-yield corpo-rate debt obligations rated at least B by Moody's In-vestors Service, Inc. or Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Portfolio's adviser, Wellington Management Company.

                      THE BALANCED PORTFOLIO seeks the conservation of princi-pal, a reasonable income return and profits without un-due risk. The Portfolio invests in a diversified portfo-lio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Portfolio's to-tal assets and bonds to represent

                      30% to 40%. Wellington Management Company serves as this Portfolio's investment adviser.

                      THE EQUITY INCOME PORTFOLIO seeks to provide a high level of current income by investing principally in div-idend-paying equity securities. Newell Associates serves as this Portfolio's investment adviser.

                      THE EQUITY INDEX PORTFOLIO seeks to parallel the invest-ment results of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The Portfolio invests in common stocks included in the S&P 500. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

                      THE GROWTH PORTFOLIO seeks to provide long-term capital appreciation. The Portfolio invests primarily in equity securities of seasoned U.S. companies with above average prospects for growth. Lincoln Capital Management Company serves as this Portfolio's investment adviser.

                      THE INTERNATIONAL PORTFOLIO seeks to provide long-term capital appreciation. The Portfolio invests primarily in equity securities of companies based outside the United States. Schroder Capital Management International, Inc. serves as this Portfolio's investment adviser.

                      THE SMALL COMPANY GROWTH PORTFOLIO seeks to provide long term growth in capital by investing primarily in equity securities of small companies deemed to have favorable prospects for growth. These securities are primarily common stocks but may also include securities convert-ible into common stock. Granahan Investment Management serves as this Portfolio's investment adviser.

                      There is no assurance that a Portfolio will achieve its stated objective.

                      ADDITIONAL INFORMATION CONCERNING THE INVESTMENT OBJEC-TIVES AND POLICIES OF THE PORTFOLIOS AND THE INVESTMENT ADVISORY SERVICES, TOTAL EXPENSES AND CHARGES CAN BE FOUND IN THE CURRENT PROSPECTUS FOR THE FUND, WHICH AC-COMPANIES THIS PROSPECTUS. THE FUND PROSPECTUS SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING ALLOCATION OF PURCHASE PAYMENTS TO A PORTFOLIO.

                      The Portfolios may be made available to registered sepa-rate accounts offering variable annuity and variable life products of the Company as well as other insurance companies. Although we believe it is unlikely, a mate-rial conflict could arise between the interests of the Separate Account and one or more of the other partici-pating separate accounts. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate account from the Fund if required by law, to resolve the matter. See the Fund's Prospectus for more information.

                      Administrative services are provided by The Vanguard Group, Inc., The Vanguard Variable Annuity Center, 100 Vanguard Boulevard, Malvern, PA 19355. In addition, The Continuum Company, Inc., 301 West 11th Street, Kansas City, MO 64105, provides some subadministrative servic-es.

-------------------------------------------------------------------------------

                               CONTRACT FEATURES

                      The rights and benefits under the Contract are described below and in the Contract. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any fed-eral or state statute or any rule or regulation of the United States Treasury Department.

                      ---------------------------------------------------------


FREE LOOK PERIOD      A Free Look Period exists for a minimum of 10 days after
                      the Contract Owner receives the Contract plus 5 days for mailing. The Contract permits the Contract Owner to can-cel the Contract during the Free Look Period by re-turning the Contract to the agent, person or entity from whom it was purchased. The contract should be returned to Vanguard Variable Annuity Center, P.O. Box 1103, Val-ley Forge, PA 19482-1103. Withdrawals are not permitted during the Free Look Period. Upon cancellation, the Con-tract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase
                      Payments made under the Contract or the Accumulated
                      Value of the Contract as of the day the Contract is re-ceived by the Company.

-------------------------------------------------------------------------------

CONTRACT              Individuals wishing to purchase a Non-Qualified Contract
APPLICATION AND       should send a completed application and your Initial
PURCHASE PAYMENTS     Purchase Payment to the Variable Annuity Center. Your
                      Initial Purchase Payment must be equal to or greater than the $5,000 minimum investment requirement. Further-more, the named Annuitant and Joint Annuitant must be 75 years of age or less.

                      The Contract will be issued and the Initial Net Purchase Payment will be credited within two Business Days after acceptance of the application and the Initial Purchase Payment. Acceptance is subject to the application being received in good order, and the Company reserves the right to reject any application or Initial Purchase Pay-ment.

                      If the Initial Purchase Payment cannot be credited be-cause the application is incomplete, the Company will contact the applicant in writing, explain the reason for the delay and will refund the Initial Purchase Payment within five Business Days. As soon as the necessary re-quirements are fulfilled the Purchase Payment will be credited.

                      Additional Purchase Payments may be made at any time prior to the Annuity Date, as long as the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be for at least $250. Additional Purchase Payments received prior to the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are credited to the Accumulated Value of the Contract as of the close of business that same day.

                      In order to prevent lengthy processing delays caused by the clearing of foreign checks, we will only accept a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspon-dent bank.

                      The Contracts are available on a non-qualified basis and as individual retirement annuities (IRAs) that qualify for special federal income tax treatment.

                      Generally, Qualified Contracts may be purchased only in connection with a "rollover" of funds from another qual-ified plan or IRA and contain certain other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract.

                      Total Purchase Payments may not exceed $1,000,000 with-out prior approval of the Company.

PURCHASING BY WIRE                     CORESTATES BANK N.A., ABA 031000011
MONEY SHOULD BE                        DEPOSIT ACCOUNT NUMBER 1412652296
WIRED TO:                              FIRST PROVIDIAN LIFE & HEALTH
PLEASE CALL: 1-                        INSURANCE  COMPANY
800-258-4271                           CONTRACT NUMBER CONTRACT REGISTRATION
BEFORE WIRING

                      To assure proper receipt, please be sure your bank in-cludes the contract number Vanguard has assigned you. For an Initial Purchase Payment, please complete the Vanguard Variable Annuity Plan Application and mail it to the Vanguard Variable Annuity Center, P.O. Box 1103, Valley Forge, PA 19482-1103, prior to completing wire arrangements. Note: Federal funds wire purchase orders will be accepted only when the New York Stock Exchange and Custodian Bank are open for business.

                      ---------------------------------------------------------


SECTION 1035          You may exchange your Accumulated Value under an exist-
EXCHANGES             ing annuity contract to the Vanguard Variable Annuity
                      Plan. Section 1035 of the Internal Revenue Code of 1986, as amended (the "Code"), provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. To complete a "1035 Ex-change" simply provide all the requested information on the 1035 Exchange Form and mail it, along with your ap-plication and current contract, to the Vanguard Variable
                      Annuity Center. As an accommodation to owners of Van-guard Variable Annuity Plan contracts, and in accordance with the Code, we will accept, under certain conditions, the consolidation of two or more Vanguard Variable Annu-ity Plan contracts into one. Such exchanges will be ac-cepted on a case by case basis in order to provide con-tract owners with consolidated account reporting. In addition, if applicable, contract owners will be respon-sible for only one Annual Contract Maintenance Fee. Un-der no circumstances will an exchange of an existing
                      Vanguard Variable Annuity Plan contract for an identical new Vanguard Variable Annuity Plan contract be allowed.
                      Special rules and procedures apply to Code Section 1035 transactions, particularly if the Contract being ex-changed was issued prior to August 14, 1982. Prospective
                      Contract Owners wishing to take advantage of Code Sec-tion 1035 should consult their tax advisers.

                      Please note, that an outstanding loan on the contract that you wish to transfer may create a tax consequence. Therefore, you are encouraged to settle any outstanding loans with your current insurance company prior to ini-tiating a 1035 exchange into the Plan.

-------------------------------------------------------------------------------

ALLOCATION OF         The Contract Owner specifies on the Contract Application
PURCHASE PAYMENTS     how Purchase Payments will be allocated. The Contract
                      Owner may allocate each Purchase Payment to one or more of the Portfolios as long as such portions are whole number percentages and any allocation made is at least
                      10% and at least $1,000.

                      Allocation instructions for future Purchase Payments may be changed by the Contract Owner by sending a written notice to the Vanguard Variable Annuity Center. You may change your investment by eliminating a Contract Portfo-lio from your allocations or by adding a new Contract Portfolio to your list. Please note that you must main-tain a minimum of $1,000 in each Portfolio to which you have allocated assets.

                      During the Free Look Period (which is assumed for this purpose to be 10 days after the issuance of the Con-tract), the Initial Net Purchase Payment and additional Purchase Payments received during the Free Look Period will be allocated to the Money Market Portfolio. Upon expiration of the Free Look Period, the Accumulated Value will remain in the Money Market Portfolio for an additional 5-day grace period to allow for mail deliv-ery. Upon the expiration of the Free Look Period and the 5-day grace period (15 days), the Accumulated Value will then be allocated among the Portfolios in accordance with the Contract Owner's instructions.

-------------------------------------------------------------------------------

CHARGES AND           The projected expenses for the Contract are substan-
DEDUCTIONS            tially below the costs of other variable annuity con-
                      tracts. For example, based on a $25,000 contract the av-erage expense ratio of other variable annuity contracts was 2.09% as of December 31, 1997, compared to .71% for the Vanguard Variable Annuity Contract (source for com-petitors' data: Morningstar Performance Report January
                      1998).

                      No sales load is deducted from the Initial Purchase Pay-ment or any Additional Purchase Payments. In addition, there are no sales charges imposed upon withdrawals.

                      ---------------------------------------------------------

MORTALITY AND         The Company imposes a charge as compensation for bearing
EXPENSE RISK          certain mortality and expense risks under the Contracts.
CHARGE                The annual charge is assessed daily based on the com-
                      bined net assets of the Separate Account and Separate
                      Account IV of Providian Life & Health Insurance Company in the Fund according to the following schedule:

                                                                     RATE FOR
                                 NET ASSETS                         ALL ASSETS
                   --------------------------------------           ----------
                   Up to $2.5 Billion                                 0.30%
                   Over $2.5 Billion and Up To $5 Billion             0.28%
                   Over $5 Billion                                    0.27%

                      The Company guarantees that these mortality and expense risk breakpoints will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on the Company. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus.

                      The mortality risk borne by the Company under the Con-tracts, where one of the life Annuity Payment Options was selected, is to make monthly annuity payments (de-termined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a minimum Death Benefit in the event the Annuitant dies prior to the An-nuity Date.

                      The expense risk borne by the Company under the Con-tracts is that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and administering the Contract.

                      ---------------------------------------------------------

ADMINISTRATIVE        An annual administrative charge of .10% of the net asset
CHARGE &              value of the Separate Account is assessed daily along
MAINTENANCE FEE       with an annual maintenance fee of $25 for Contracts val-
                      ued at less than $25,000 at the time of initial purchase and on the last Business Day of each year. It is impor-tant to note that fluctuation in Accumulation Unit Val-ues due to changes in the market values of securities may cause an investor's Contract's value to fall below
                      $25,000. The annual maintenance fee is deducted propor-tionately from each Contract's Accumulated Value; there-fore, the $25 fee is assessed per Contract, not per Portfolio chosen. Your Initial Purchase Payment of less than $25,000 is reduced by an initial maintenance fee which is pro rated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last Business Day of the year for the following year, on a pro rata basis from each of the Portfolios you have chosen. These deductions represent reimbursement to the Company for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account.
                      Please note that Contracts valued at $25,000 or more as of the last Business Day of the year will not be as-sessed the $25 maintenance fee for the following year.

                      ---------------------------------------------------------

TAXES Under present laws, the Company will not incur New York state or local taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Con-tracts. (See "Federal Tax Considerations," page 27.) Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

                      The Company will periodically review the question of a charge to the Separate Account for corporate federal in-come taxes related to the Separate Account. Such a charge may be made in future years for any federal in-come taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ulti-mately determined to be other than what the Company cur-rently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to in-vestment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                      ---------------------------------------------------------

VANGUARD VARIABLE     The value of the assets in the Separate Account will re-
INSURANCE FUND        flect the fees and expenses paid by the Fund. A complete
EXPENSES              description of these expenses is found in the "Fee Ta-
                      ble" section of this Prospectus and in the "Management of the Fund" section of the Fund's Statement of Addi-tional Information.

-------------------------------------------------------------------------------

ACCUMULATED VALUE     At the commencement of the Contract, the Accumulated
                      Value equals the Initial Net Purchase Payment. Thereaf-
                      ter, on any Business Day the Accumulated Value equals
                      the Accumulated Value from the previous Business Day in-
                      creased by: i) any Additional Net Purchase Payments re-
                      ceived by the Company and ii) any increase in the Accu-
                      mulated Value due to investment results of the selected
                      Portfolio(s) that occur during the Valuation Period; and
                      reduced by: i) any decrease in the Accumulated Value due
                      to investment results of the selected Portfolio(s), ii)
                      a daily charge to cover the mortality and expense risks
                      assumed by the Company, iii) any charge to cover the
                      cost of administering the Contract, iv) any partial
                      withdrawals, and v) Premium Taxes, if any, that occur
                      during the Valuation Period.

                      The Accumulated Value is expected to change from Valua-tion Period to Valuation Period, reflecting the invest-ment experience of the selected Portfolios of the Fund as well as the daily deduction of charges. When your Net Purchase Payments are allocated to a selected Portfolio, they result in a particular number of Accumulation Units being credited to your Contract. The number of Accumula-tion Units credited is determined by dividing the dollar amount allocated to each Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valu-ation Period in which the payment is received. The Accu-mulation Unit Value varies each Valuation Period (i.e., each day that there is trading on the New York Stock Ex-change) with the net rate of return of the Portfolio. The net rate of return reflects the investment perfor-mance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio.

-------------------------------------------------------------------------------
DIVIDENDS AND         All dividends and capital gains earned will be rein-
CAPITAL GAINS         vested and reflected in the Accumulation Unit Value.
TREATMENT             Only in this way can these earnings remain tax deferred.

-------------------------------------------------------------------------------

ANNUITY               The Annuity Express service allows you to transfer funds
EXPRESS(TM)           automatically from your checking or statement savings
                      account to one or more Portfolios in your Contract. You may purchase into existing Portfolios (if the $1,000 minimum balance requirement has been met) monthly, quar-terly, semiannually, or annually. The minimum automatic purchase is $50 and the maximum is $100,000.

-------------------------------------------------------------------------------


EXCHANGES AMONG       Should your investment goals change, you may exchange
THE PORTFOLIOS        the Accumulated Value among the Portfolios of the Fund.
                      Requests for exchanges may be made
                      in writing and, if received prior to the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed at the close of business that same day. Requests received after the close of the Exchange are processed the next Business Day.

                      The Contract's exchange privilege is not intended to af-ford Contract Owners a way to speculate on short-term movements in the market. Accordingly, in order to pre-vent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and in-crease transaction costs, the Separate Account has es-tablished a policy of limiting excessive exchange activ-ity.

                      Because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive exchanges (at least 30 days apart) from each Portfolio (except the Money Market Portfolio) during any 12 month period. "Substantive" means either a dollar amount large enough to have a negative impact on a Portfolio or a se-ries of movements between Portfolios. This restriction does not limit non-substantive exchanges and does not apply to exchanges from the Money Market Portfolio. All exchanges must be for at least $250 or, if less, the Ac-cumulated Value in the Portfolio. However, the Company and the Fund reserve the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, as deemed necessary, at any time.

                      ---------------------------------------------------------


AUTOMATIC             The Automatic Exchange Service allows you to move money
EXCHANGES             automatically among the Portfolios of the Fund. You may
                      exchange fixed amounts or percentages of your Portfolio balance either monthly, quarterly, semiannually or annu-ally into existing (the $1,000 minimum balance require-ment has been met) Portfolios. Exchanges at regular in-tervals or "dollar-cost averaging" can be used, for example, to move money from a money market portfolio into a stock or bond portfolio. The minimum exchange amount is $250. The Automatic Exchange Service may be established by completing a Vanguard Variable Annuity
                      Plan Automatic Exchange Service Application Form or writing a letter of instruction. You may change the transfer amount or cancel this service in writing.
                      Please note that the Automatic Exchange Service cannot be used to establish a new Portfolio, and will not be activated until the Free Look Period has expired.


-------------------------------------------------------------------------------


FULL AND PARTIAL      At any time before the Annuity Date and while the Annui-
WITHDRAWALS           tant or Joint Annuitant is living, the Contract Owner
                      may make a partial or full withdrawal of the Contract to receive all or part of the Accumulated Value by sending a written request to the Variable Annuity Center. Full or partial withdrawals may only be made before the Annu-ity Date and all partial withdrawal requests must be for at least $250. (See "Federal Tax Considerations," page
                      27.)

                      You can make a withdrawal by writing to the Variable An-nuity Center. Your written request should include your Contract number, social security number, withdrawal amount, the signature of all owners, and federal tax withholding election (IF NO WITHHOLDING ELECTION IS CHO-SEN, WE WILL BE REQUIRED TO WITHHOLD 10%). Your proceeds will normally be distributed within two Business

                      Days after the receipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circumstances (see "Deferment of Payment" page 26).

                      ---------------------------------------------------------

SYSTEMATIC            You may establish an automatic withdrawal of a specific
WITHDRAWALS           amount, a percentage of the balance, or accumulated
                      earnings from your Contract, and receive distributions on a monthly, quarterly, semiannual, or annual schedule.
                      Once established, a check will be sent to your Contract address, bank account or as you direct. Please note that each systematic withdrawal, like any other partial with-drawal, is subject to federal income taxes on the earn-ings, and may be subject to a 10% tax imposed by the IRS on withdrawals made prior to age 59 1/2.

                      A minimum Contract balance of $10,000, and Portfolio balance of $1,000 are required to establish a systematic withdrawal program for your Contract. The minimum auto-matic withdrawal amount is $250. Changes to the with-drawal amount, percentage, or the frequency of distribu-tions may be made by telephone. Any other changes, including a change in the destination of the check, must be requested in writing, and should include signatures of all Contract owners. To cancel the systematic with-drawal program, the Contract owner(s) needs to submit a letter of instruction with the appropriate signatures.

                      To establish a systematic withdrawal program for your Contract, simply complete the Vanguard Variable Annuity Plan Systematic Withdrawal Program Application Form. Please note that the completed form must be signed by all Contract owners, and must be signature guaranteed if you are directing the withdrawal checks to an address other than the Contract address.

                      Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he or she has not provided the Company with a written elec-tion not to have federal income taxes withheld, the Com-pany must by law withhold such taxes from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Internal Revenue Code provides that a 10% penalty tax will be im-posed on certain early withdrawals. (See "Federal Tax Considerations," page 27.)

                      Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Ac-count, the total amount paid upon withdrawal of the Con-tract (taking into account any prior withdrawals) may be more or less than the total Purchase Payments made.

-------------------------------------------------------------------------------

MINIMUM BALANCE       Due to the relatively high cost of maintaining smaller
REQUIREMENTS          accounts, the Company reserves the right to transfer the
                      balance in any Portfolio account that falls below
                      $1,000, due to a partial withdrawal or exchange, to the remaining Portfolios held under that Contract, on a pro rata basis. In the event that the entire value of the Contract falls below $1,000, you may be notified that the Accumulated Value of your account is below the Con-tract's minimum requirement. You would then be allowed
                      60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. A full withdrawal will result in an automatic termination of the Contract.

-------------------------------------------------------------------------------

DESIGNATION OF A      The Contract Owner may select one or more Beneficiaries,
BENEFICIARY           who would receive benefits upon the death of the Annui-
                      tant, and name them in the application. The beneficiary(ies), as named on the application, will serve as the beneficiary designation. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract
                      Owner may change the Beneficiary by written notice. Such change will take effect on the date the notice is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowl-edges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending writ-ten notice to, and obtaining approval from, the Company.
                      Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

                      If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions:

                      (a) If there is more than one Beneficiary, each will
                          share in the Death Benefits equally;

                      (b) If one or two or more Beneficiaries has already
                          died, that share of the Death Benefit will be paid equally to the survivor(s);

                      (c) If no Beneficiary is living, the proceeds will be
                          paid to the Contract Owner;

                      (d) If a Beneficiary dies at the same time as the Annui-
                          tant, the proceeds will be paid as though the Bene-ficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Beneficiary had died first.

                      If a Beneficiary who is receiving Annuity Payments dies, any remaining Payments Certain will be paid to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate.

                      If a Life Annuity with Period Certain Option was elect-ed, and if the Annuitant dies on or after the Annuity Date, any unpaid Payments Certain will be paid to the Beneficiary.

-------------------------------------------------------------------------------

DEATH OF ANNUITANT    Subject to the provisions dealing with Joint Annuitants,
PRIOR TO ANNUITY      if the Annuitant dies prior to the Annuity Date, an
DATE                  amount will be paid as proceeds to the Beneficiary. If
                      the Annuitant or Joint Annuitant dies prior to the Annu-ity Date, the survivor shall become the sole Annuitant.
                      The Death Benefit is calculated and is payable upon re-ceipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date.
                      Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Beneficiary to make the pay-ment. The Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Pay-ment Options.

                      A lump sum cash benefit will equal the greater of: (a) the Accumulated Value as of the date of due Proof of Death and proof that the Annuitant died prior to the An-nuity Date or (b) the sum of Purchase Payments less the sum of all partial withdrawals and premium taxes. An An-nuity Payment will be based on the greater of: (a) the Accumulated Value on the Annuity Date elected by the Beneficiary and approved by the Company or (b) the sum of Purchase Payments less the sum of all partial with-drawals and premium taxes. The Contract Owner may elect an Annuity Payment Option for the Beneficiary or, if no such election was made by the Contract Owner and a cash benefit has not been paid, the Beneficiary may make this election after the Annuitant's death.

                      For a discussion of the consequences of the death of the Contract Owner, if different from the Annuitant, see "Distribution-at-Death Rules," page 29.

-------------------------------------------------------------------------------

ANNUITY DATE          The Contract Owner may specify an Annuity Date in the
                      application, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. If no Annuity Date is specified in the application, the Annuity will begin re-ceiving Annuity Payments on the first day of the month after ten full years from the date of this Contract, or the first day of the month which follows the Annuitant's
                      65th birthday, whichever is later. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract, unless the Contract has been surren-dered or an amount has been paid as proceeds to the des-ignated Beneficiary prior to that date.

                      The Contract Owner may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approv-al, deferred to a date beyond the Annuitant's 85th birthday. An Annuity Date may only be changed by written request during the Annuitant's or Joint Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and Annu-ity Payment Options available for Qualified Contracts may also be controlled by endorsements, the plan or ap-plicable law.

-------------------------------------------------------------------------------

ANNUITY PAYMENT       All Annuity Payment Options (except the Designated Pe-
OPTIONS               riod Annuity Option) are offered as "Variable Annuity
                      Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the Portfolio or Portfolios chosen by the Contract
                      Owner. All Annuity Payment Options are offered as "Fixed
                      Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. If you choose a Fixed Option, your investment will be moved out of the underlying Vanguard Portfolios and into the general account of First Providian Life &
                      Health Insurance Company. If you do not wish to receive your payments on an annuity basis, you may take a lump sum payment at anytime before the annuity date. The lump sum value is equal to the Accumulation Value. The fol-lowing Annuity Payment Options are available under the
                      Contract:

                      LIFE ANNUITY--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

                      JOINT AND LAST SURVIVOR ANNUITY--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

                      LIFE ANNUITY WITH PERIOD CERTAIN--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

                      INSTALLMENT OR UNIT REFUND LIFE ANNUITY--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain deter-mined by dividing the Accumulated Value by the First An-nuity Payment.

                      DESIGNATED PERIOD ANNUITY--Only available as a Fixed Op-tion. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

                      In the event that an Annuity Payment Option is not se-lected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sec-tions of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the An-nuity Date will be applied under a Variable Annuity Op-tion based on the performance of that Portfolio. Subject to approval by the Company, the Contract Owner may se-lect any other Annuity Payment Option then being offered by the Company. Annuity Payments are guaranteed to be not less than as provided by the Annuity Tables for the first payment under a Variable Option and each payment under a Fixed Option, and the Annuity Payment Option elected by the Contract Owner. The minimum payment, how-ever, is $100. If the Accumulated Value is less than $5,000, the Company has the right to pay that amount in a lump sum. From time to time, the Company may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living. Annuity Payment Options are not avail-able to: (1) an assignee; or (2) any other than a natu-ral person, except with the consent of the Company.

                      The Company may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

                      The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. On or af-ter the Annuity Date, the Annuity Payment Option is ir-revocable. Only one Variable Annuity Option may be cho-sen from among those made available by the Company per each Portfolio. The annuity tables, which are contained in the Contract and are used to calculate the value of Variable Annuity Payments, are based on an assumed in-terest rate of 4%. If the actual net investment experi-ence exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Vari-able Annuity Payments will increase; conversely, they will decrease if the actual experience is lower.

                      If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant or of a Joint Annuitant, proof of birth date may be required be-fore Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant or of a Joint Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Pay-ment shall be greater.

                      If at the time of any Annuity Payment the Contract Owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of such Annuity Payment and remit that amount to the fed-eral government.

                      The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annui-ties than for joint and survivor annuities, because they are expected to be made for a shorter period.

                      After the Annuity Date, the Contract Owner may change the Portfolio funding the Variable Annuity Payments, ei-ther by written request or by calling the Variable Annu-ity Center (1-800-258-4271). Because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive exchanges (at least 30 days apart) from the Portfolios (except the Money Market Portfolio) during any 12-month period. "Substantive" means either a dollar amount large enough to have a neg-ative impact on a Portfolio or a series of movements be-tween Portfolios. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

                      If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's current address of rec-ord.

                      ---------------------------------------------------------

DEFERMENT OF          Payment of any cash withdrawal or lump-sum death benefit
PAYMENT               due from the Separate Account will occur within seven
                      days from the date the election becomes effective, ex-cept that the Company may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emer-gency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a de-lay for the protection of Contract Owners.

-------------------------------------------------------------------------------

                          FEDERAL TAX CONSIDERATIONS

INTRODUCTION          The ultimate effect of federal income taxes on the
                      amounts paid for the Contract, on the investment returns on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, An-nuitant or Beneficiary, depends on the terms of the Con-tract, the Company's tax status and upon the tax status of the individuals concerned. The following discussion is general in nature and is not intended as tax advice.
                      You should consult a tax adviser regarding the tax con-sequences of purchasing a Contract. No attempt is made to consider any applicable state or other tax laws.
                      Moreover, the discussion is based upon the Company's un-derstanding of the federal income tax laws as they are currently interpreted. No representation is made regard-ing the likelihood of continuation of the federal income tax laws, the Treasury Regulations, or the current in-terpretations by the Internal Revenue Service. We re-serve the right to make uniform changes on the Contract to the extent necessary to continue to qualify the Con-tract as an annuity. For a discussion of federal income taxes as they relate to the Fund, please see the accom-panying Prospectus for the Fund.

                      ---------------------------------------------------------

TAXATION OF           Section 72 of the Code governs taxation of annuities. In
ANNUITIES IN          general, a Contract Owner is not taxed on increases in
GENERAL               value under a Contract until some form of withdrawal or
                      distribution is made under it. However, under certain circumstances, the increase in value may be subject to current federal income tax. (See "Contracts Owned by Non-Natural Persons" and "Diversification Standards", page 30.)

                      Section 72 provides that the proceeds of a full or par-tial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract", as that term is defined in the Code. The "investment in the Contract" can generally be de-scribed as the cost of the Contract, and generally con-stitutes all purchase payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For pur-poses of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

                      Upon receipt of a full or partial withdrawal or an Annu-ity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Con-tract. Ordinarily, the taxable portion of such payments will be taxed at ordinary income tax rates. Partial withdrawals are generally taken out of earnings first and then your purchase payments in the Contract.

                      For Fixed Annuity Payments, in general, the taxable por-tion of each payment is determined by using a formula known as the "exclusion ratio", which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each pay-ment to determine the non-taxable portion of the pay-ment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Pay-ments, in general, the taxable portion is deter-mined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic pay-ments. The remaining portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contracts, the balance of the Annuity Payments will be fully taxable.

                      Generally, the entire amount distributed from a Quali-fied Contract is taxable to the Owner. In the case of Qualified Contracts with after tax contributions, the Owner is entitled to exclude the portion of each with-drawal or annuity payment constituting a return of after tax contributions. Once all of your after tax contribu-tions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

                      Withholding of federal income taxes on all distributions is required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, taxes will be withheld on distributions to non-resident aliens at a 30% flat rate unless an exemption from withholding ap-plies under the applicable tax treaty.

                      With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is im-posed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the primary Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contract); (ii) attributable to the taxpayer's becoming disabled within the meaning of Code Section 72(m)(7); (iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the tax-payer, or joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (iv) from a qualified plan; (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an im-mediate annuity contract as defined in Section 72(u)(4); or (viii) that are purchased by an employer on termina-tion of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain dis-tributions as well as to certain contributions and other transactions under a qualified contract.

                      If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the tax-payer reaches age 59 1/2. The tax penalty may also not apply to distributions from Qualified Contracts issued under Section 408(b) of the Code used to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal res-idence by a first-time homebuyer.

                      ---------------------------------------------------------

THE COMPANY'S TAX     The Company is taxed as a life insurance company under
STATUS                Part I of Subchapter L of the Code. Since the Separate
                      Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Ac-count are reinvested and taken into account in determin-ing the Accumulation Value. Under existing federal in-come tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

                      ---------------------------------------------------------


DISTRIBUTION-AT-      In order to be treated as an annuity contract, a con-
DEATH RULES           tract must, generally, provide the following two distri-
                      bution rules: (a) if any Contract Owner dies on or after the Annuity Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as the method in effect on the Contract Owner's death; and
                      (b) if any Contract Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death.
                      To the extent such interest is payable to a Designated
                      Beneficiary, however, such interest may be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the Contract Owner's death. If the Desig-nated Beneficiary is the spouse of the Contract Owner, the Contract (together with the deferred tax on the ac-crued and future income thereunder) may be continued un-changed in the name of the spouse as Contract Owner. The term Designated Beneficiary means the natural person named by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of the Con-tract Owner's death.

                      If the Contract Owner is not an individual, death of the "primary Annuitant" (as defined under the Code) is treated as the death of the Contract Owner. The primary Annuitant is the individual who is of primary importance in affecting the timing or the amount of payout under a Contract. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of Joint Contract Owners, the distribution will be re-quired at the death of the first of the Contract Owners.

                      ---------------------------------------------------------



TRANSFERS OF          Any transfer of a Non-Qualified Contract prior to the
ANNUITY CONTRACTS     Annuity Date for less than full and adequate considera-
                      tion will generally trigger tax on the gain in the Con-
                      tract to the Contract Owner at the time of such trans-
                      fer. The invest     -
                      ment in the Contract of the transferee will be increased by any amount included in the Contract Owner's income.
                      This provision, however, does not apply to those trans-fers between spouses or incident to a divorce which are governed by Code Section 1041(a).

                      ---------------------------------------------------------


CONTRACTS OWNED BY    Where the Contract is held by a non-natural person (for
NON-NATURAL           example, a corporation), the Contract is generally not
PERSONS               treated as an annuity contract for federal income tax
                      purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased by an employer on behalf of an employee upon termination of a qualified plan, and in the case of an immediate an-nuity as defined under the Code.

                      ---------------------------------------------------------


ASSIGNMENTS           A transfer of ownership of a Contract or the designation
                      of an Annuitant or other Beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or Beneficiary that are not discussed herein. A Contract Owner contemplating such a transfer or assignment of a Contract should contact a tax adviser with respect to the potential tax effects of such a transaction.

                      ---------------------------------------------------------


MULTIPLE CONTRACTS    All non-qualified annuity contracts issued by the same
RULE                  company (or affiliate) to the same Contract Owner during
                      any calendar year are to be aggregated and treated as one contract for purposes of determining the amount in-cludible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Con-tract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such con-tracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code
                      Section 72(e) through the serial purchase of annuity
                      Contracts or otherwise. In addition, there may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. The aggregation rules do not apply to immediate annuities as defined un-der Section 72(u)(4) of the Code. Accordingly, a Con-tract Owner should consult a tax adviser before purchas-ing more than one Contract or other annuity contracts.

                      ---------------------------------------------------------


DIVERSIFICATION       To comply with certain diversification regulations (the
STANDARDS             "Regulations"), which were issued in final form on March
                      2, 1989, under Code Section 817(h), after a start up pe-riod, each Subaccount of the Separate Account will be required to diversify its investments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of each Subaccount of the Separate Account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is repre-sented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Ac-count will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolio of the Fund in which each such division in-vests. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

                      In connection with the issuance of temporary diversifi-cation regulations in 1986, the Treasury announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their invest-ments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rul-ings would provide. It is possible that when the regula-tions or rulings are issued, the Contracts may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Sepa-rate Account.

                      We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity con-tracts for federal income tax purposes.

                      ---------------------------------------------------------

QUALIFIED             Qualified Contracts to provide for retirement may gener-
INDIVIDUAL            ally be purchased only in connection with a "rollover"
RETIREMENT            of funds from another individual retirement annuity
ANNUITIES             (IRA) or qualified plan. IRA Contracts must contain spe-
                      cial provisions and are subject to limitations on con-tributions and the timing of when distributions can be made. Tax penalties may apply to contributions in excess of specified limits, loans or reassignments, distribu-tions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qual-ified Contract should consult a personal tax adviser.

-------------------------------------------------------------------------------

GENERAL               The Company retains the right, subject to any applicable
INFORMATION           law, to make certain changes. The Company reserves the
                      right to eliminate the shares of any of the Portfolios
ADDITIONS,            and to substitute shares of another Portfolio of the
DELETIONS, OR         Fund, or of another registered open-end management in-
SUBSTITUTIONS OF      vestment company, if the shares of the Portfolios are no
INVESTMENTS           longer available for investment, or, if in the Company's
                      judgment, investment in any Portfolio would be inappro-priate in view of the purposes of the Separate Account.
                      To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

                      New Portfolios may be established when marketing, tax, investment, or other conditions so warrant. Any new Portfolios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so war-rant.

                      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

                      ---------------------------------------------------------


DISTRIBUTOR OF THE    The Vanguard Group, Inc., through its wholly-owned sub-
CONTRACTS             sidiary, Vanguard Marketing Corp., is the principal dis-
                      tributor of the Contract. For these services, the Fund paid a fee of less than .02% of the Fund's average net assets for the 1997 fiscal year. This fee is guaranteed not to exceed .20% of the Fund's average month-end net assets. A complete description of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Addi-tional Information. The principal business address for The Vanguard Group, Inc. is The Vanguard Variable Annu-ity Center, 100 Vanguard Boulevard, Malvern, PA 19355.

                      ---------------------------------------------------------

VOTING RIGHTS         The Fund does not hold regular meetings of shareholders.
                      The Directors of the Fund may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Port-folio shares held in the Separate Account will be voted by the Company at shareholder meetings of the Fund in accordance with instructions received from persons hav-ing voting interests in the corresponding Portfolio.
                      Fund shares as to which no timely instructions are re-ceived or shares held by the Company as to which Con-tract Owners have no beneficial interest will be voted in proportion to the voting instructions that are re-ceived with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata ba-sis to reduce the votes eligible to be cast.

                      The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio of the Separate Account. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes at-tributable to the Portfolio.

                      Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumu-lated Value is allocated. The number of votes which are available to a Contract Owner will be determined by di-viding the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Port-folio. After the Annuity Date, the person receiving An-nuity Payments under any variable annuity option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio de-crease. In determining the number of votes, fractional shares will be recognized.

                      The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instruc-tions will be solicited by written communication prior to such meeting in accordance with procedures estab-lished by the Fund.

                      ---------------------------------------------------------

YEAR 200 MATTERS      In March 1997, the Company adopted and currently has in
                      place a Year 2000 Assessment and Planning Project (the
                      "Plan") to review and analyze existing hardware and software systems, as well as voice and data communica-tions systems, to determine if they are Year 2000 com-patible. The Plan provides for a management process that ensures that when a particular system, or software ap-plication, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-com-pliance" or cease using the particular system or soft-ware. The Plan also provides that the Chief Information
                      Officer report to the Board of Directors as to the sta-tus of the efforts under the Plan on a regular and rou-tine basis. The Company has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

                      The Plan has four specific objectives: (1) to develop an inventory of all applications; (2) to evaluate all ap-plications in the inventory to determine the most pru-dent manner to move them to Year 2000 compliance, if re-quired; (3) to estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) to define testing and deploy-ment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

                      As of the date of this Prospectus, the Company has iden-tified and made available what it believes are the ap-propriate resources of hardware, people, and dollars, including the engagement of outside third parties, to assure that the Plan will be completed.

                      The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the sys-tems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, the Company's ability to function unaffected to and through the year 2000 may be adversely affected by actions (or failures to act) of third par-ties beyond its knowledge or control.

                      ---------------------------------------------------------

AUDITORS Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

                      ---------------------------------------------------------

LEGAL MATTERS         Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of
                      Washington, DC, has provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of New York law per-taining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Kimberly A. Scouller, Esquire, on behalf of the Company.

-------------------------------------------------------------------------------

      TABLE OF CONTENTS FOR THE VANGUARD VARIABLE ANNUITY PLAN CONTRACT
                     STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
  THE CONTRACT............................................................   B-2
   Computation of Variable Annuity Income Payments........................   B-2
   Exchanges..............................................................   B-3
   Joint Annuitant........................................................   B-3
  GENERAL MATTERS.........................................................   B-3
   Non-Participating......................................................   B-3
   Misstatement of Age or Sex.............................................   B-3
   Assignment.............................................................   B-3
   Annuity Data...........................................................   B-4
   Annual Report..........................................................   B-4
   Incontestability.......................................................   B-4
   Ownership..............................................................   B-4
  DISTRIBUTION OF THE CONTRACT............................................   B-4
  PERFORMANCE INFORMATION.................................................   B-4
   Money Market Subaccount Yields.........................................   B-4
   30-Day Yield for Non-Money Market Subaccounts..........................   B-5
   Standardized Average Annual Total Return for Non-Money Market
    Subaccounts...........................................................   B-5
  ADDITIONAL PERFORMANCE MEASURES.........................................   B-7
   Non-Standardized Total Return and Non-Standardized Average Annual Total
    Return................................................................   B-7
   Non-Standardized Total Return Year-to-Date.............................   B-8
   Non-Standardized One Year Return.......................................   B-8
  SAFEKEEPING OF ACCOUNT ASSETS...........................................   B-9
  THE COMPANY.............................................................   B-9
  STATE REGULATION........................................................   B-9
  RECORDS AND REPORTS.....................................................   B-9
  LEGAL PROCEEDINGS.......................................................   B-9
  OTHER INFORMATION.......................................................  B-10
  FINANCIAL STATEMENTS....................................................  B-10
   Audited Financial Statements...........................................  B-10

                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                  OFFERED BY

                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                              520 COLUMBIA DRIVE
                         JOHNSON CITY, NEW YORK 13790

                               ----------------

 This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity Plan Contract (the "Contract") offered by First Providian Life & Health Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated April 30, 1998 by calling 1-800-522-5555, or writing to Vanguard Variable Annuity Center, P.O. Box 1103, Valley Forge, PA 19482-1103. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                              APRIL 30, 1998

  TABLE OF CONTENTS                                                         PAGE
  -----------------                                                         ----
  THE CONTRACT............................................................   B-2
   Computation of Variable Annuity Income Payments........................   B-2
   Exchanges..............................................................   B-3
   Joint Annuitant........................................................   B-3
  GENERAL MATTERS.........................................................   B-3
   Non-Participating......................................................   B-3
   Misstatement of Age or Sex.............................................   B-3
   Assignment.............................................................   B-3
   Annuity Data...........................................................   B-4
   Annual Report..........................................................   B-4
   Incontestability.......................................................   B-4
   Ownership..............................................................   B-4
  DISTRIBUTION OF THE CONTRACT............................................   B-4
  PERFORMANCE INFORMATION.................................................   B-4
   Money Market Subaccount Yields.........................................   B-4
   30-Day Yield for Non-Money Market Subaccounts..........................   B-5
   Standardized Average Annual Total Return for Non-Money Market
    Subaccounts...........................................................   B-5
  ADDITIONAL PERFORMANCE MEASURES.........................................   B-7
   Non-Standardized Total Return and Non-Standardized Average Annual Total
    Return................................................................   B-7
   Non-Standardized Total Return Year-to-Date.............................   B-8
   Non-Standardized One Year Return.......................................   B-8
  SAFEKEEPING OF ACCOUNT ASSETS...........................................   B-9
  THE COMPANY.............................................................   B-9
  STATE REGULATION........................................................   B-9
  RECORDS AND REPORTS.....................................................   B-9
  LEGAL PROCEEDINGS.......................................................   B-9
  OTHER INFORMATION.......................................................  B-10
  FINANCIAL STATEMENTS....................................................  B-10
   Audited Financial Statements...........................................  B-10

                                 THE CONTRACT

 In order to supplement the description in the Prospectus, the following pro-vides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

 Variable Annuity Income Payments are computed as follows. First, the Accumu-lated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corre-sponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time Annuity Income Payments are computed, offer more favorable rates in lieu of the guaranteed rates spec-ified in the Annuity Table.

 The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount on the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Pay-ment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount on the due date of the Annuity Payment.

 The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times
(c), where:

 (a) the Annuity Unit value for the immediately preceding Business Day;

 (b) the Net Investment Factor for the day;

 (c) the investment result adjustment factor (.99989255 per day), which recog-nizes an assumed interest rate of 4% per year used in determining the An-nuity Payment amounts.

 The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

 (a) any increase or decrease in the value of the Subaccount due to investment results;

 (b) a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate according to the following schedule:

                                                                       RATE FOR
    NET ASSETS*                                                       ALL ASSETS
    -----------                                                       ----------
    Up to $2.5 Billion...............................................   0.30%
    Over $2.5 Billion and Up To $5 Billion...........................   0.28%
    Over $5 Billion..................................................   0.27%

   * Based on combined net assets of the Separate Account and Separate Account IV of Providian Life & Health Insurance Company.

 (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of .10%.

 (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

 The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

EXCHANGES

 After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by written request, exchange the current value of the ex-isting Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. "Sub-stantive" means either a dollar amount large enough to have a negative impact on a Portfolio or a series of movements between Portfolios.

 Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multi-plying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previ-ously calculated for the existing Subaccount.

JOINT ANNUITANT

 The Contract Owner may, in the Contract Application or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

 The Annuity Date shall be determined based on the date of birth of the Annui-tant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be des-ignated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                GENERAL MATTERS

NON-PARTICIPATING

 The Contracts are non-participating. No dividends are payable and the Con-tracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

 The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of cor-rection of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

 Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsi-ble for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the inter-est of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settle-ment made by the Company before receipt of written notice.

ANNUITY DATA

 The Company will not be liable for obligations which depend on receiving in-formation from a Payee until such information is received in a form satisfac-tory to the Company.

ANNUAL REPORT

 Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This re-port will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

INCONTESTABILITY

 This Contract is incontestable from the Contract Date, subject to the "Mis-statement of Age or Sex" provision.

OWNERSHIP

 The Owner of the Contract on the Contract Date is the Annuitant, unless oth-erwise specified in the application. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Own-er(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Bene-ficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still liv-ing.

                         DISTRIBUTION OF THE CONTRACT

 The Vanguard Group, Inc. through its wholly-owned subsidiary, Vanguard Mar-keting Corporation, is the principal distributor of the Contracts. For these services, the Fund paid a fee of .02% of the Funds' average net assets for its 1997 fiscal year. This fee is guaranteed not to exceed .20% of the Fund's av-erage month-end net assets. A complete description of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Additional Information.

                            PERFORMANCE INFORMATION

 Performance information for the Subaccounts including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

MONEY MARKET SUBACCOUNT YIELDS

 Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the in-vestment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Yield = [(Base Period Return +1) /365/7/] - 1

 The yield of the Money Market Subaccount for the 7-day period ended December 31, 1997, was 5.24%.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

 Quotations of yield for the remaining Subaccounts will be based on all in-vestment income per Unit earned during a particular 30-day period, less ex-penses accrued during the period ("net investment income"), and will be com-puted by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b + 1)/6/ - 1]
                                     ---
                                     cXd

 Where:

  [a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

  [b] equals the expenses accrued for the period (net of reimbursements)

  [c] equals the average daily number of Units outstanding during the period

  [d] equals the maximum offering price per Accumulation Unit on the last day of the period

 Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends de-clared and paid by the Series, which are automatically reinvested in shares of the Series.

 The yield of each Subaccount for the 30-day period ended December 31, 1997, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.

   High-Grade Bond Subaccount............................................. 5.73%
   High Yield Bond Subaccount............................................. 8.14%
   Balanced Subaccount.................................................... 3.26%
   Equity Income Subaccount............................................... 2.33%
   Equity Index Subaccount................................................ 1.15%
   Growth Subaccount...................................................... 0.41%
   International Subaccount...............................................  --
   Small Company Growth Subaccount........................................ 0.15%

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET SUBACCOUNTS

 When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have pro-duced the cash redemption value over the stated period had the performance re-mained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the pe-riod. It reflects the deduction of all applicable sales loads, the Annual Con-tract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. In calculating performance infor-mation, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total aver-age net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereaf-ter, the fee is deducted on the last business day of the year for the follow-ing year, on a pro rata basis, from each of the Portfolios you have chosen.

 Quotations of average annual total return for any Subaccount will be ex-pressed in terms of the average annual compounded rate of return of a hypo-thetical investment in a Contract over a period of one, three, five and

 Quotations of average annual total return for any Subaccount will be ex-pressed in terms of the average annual compounded rate of return of a hypo-thetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date and quarter-to-date, calculated pursuant to the formula:

                             P(1 + T)/n/ = ERV

Where:

 (1) [P] equals a hypothetical Initial Purchase Payment of $1,000

 (2) [T] equals an average annual total return

 (3) [n] equals the number of years

 (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Pur-chase Payment made at the beginning of the period (or fractional portion thereof)

 The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on De-cember 31, 1997.

                                                    YEAR   YEAR ENDED   SINCE
                           1 YEAR  3 YEARS 5 YEARS TO DATE  12/31/97  INCEPTION*
                           ------  ------- ------- ------- ---------- ----------
High-Grade Bond
 Subaccount...............  8.97%    5.11%   4.26%   8.97%    8.97%      4.13%
High Yield Bond
 Subaccount............... 11.62%     --      --    11.62%   11.62%     13.04%
Balanced Subaccount....... 22.58%   23.14%  15.73%  22.58%   22.58%     14.08%
Equity Income Subaccount.. 33.77%   29.71%    --    33.77%   33.77%     19.39%
Equity Index Subaccount... 32.58%   30.34%  19.43%  32.58%   32.58%     17.43%
Growth Subaccount......... 26.10%   29.88%    --    26.10%   26.10%     21.13%
International Subaccount..  2.91%   10.59%    --     2.91%    2.91%      9.18%
Small Company Growth
 Subaccount............... 12.79%     --      --    12.79%   12.79%      6.03%

--------
* Since Inception:
  Equity Index Subaccount and High-Grade Bond Subaccount--April 29, 1991 Balanced Subaccount--May 23, 1991
  Equity Income Subaccount and Growth Subaccount--June 7, 1993
  International Subaccount--June 3, 1994
  High Yield Bond Subaccount and Small Company Growth Subaccount--June 3,
  1996

                                                       MONTH-
                                                        TO-    QUARTER 6 MONTHS-
                                                        DATE   TO-DATE  TO-DATE
                                                       ------  ------- ---------
High-Grade Bond Subaccount............................  1.03%    2.74%    6.05%
High Yield Bond Subaccount............................  1.29%    2.27%    6.04%
Balanced Subaccount...................................  1.61%    2.77%    9.06%
Equity Income Subaccount..............................  2.62%    5.93%   14.22%
Equity Index Subaccount...............................  1.07%    2.72%   10.27%
Growth Subaccount.....................................  1.53%    4.05%    7.28%
International Subaccount..............................  0.50%   -9.61%  -11.42%
Small Company Growth Subaccount....................... -1.00%   -8.22%    9.59%

 All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1-, 5- and 10-year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

 Performance information for a Subaccount may be compared, in reports and pro-motional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institu-tional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall perfor-mance, investment objectives, and assets, or tracked by other services, compa-nies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Con-tract. Unmanaged indices may assume the reinvestment of dividends but gener-ally do not reflect deductions for administrative and management costs and ex-penses.

 Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

 Reports and marketing materials may, from time to time, include information concerning the rating of First Providian Life & Health Insurance Company as determined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Reports and promotional literature may also contain other informa-tion including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publica-tions, or other persons who rank separate accounts or other investment prod-ucts on overall performance or other criteria, and (ii) the effect of tax de-ferred compounding on a Subaccount's investment returns, or returns in gener-al, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an invest-ment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

 The Company may show Non-Standardized Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Av-erage Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non-Standardized Total Return and the Non-Standardized Av-erage Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stat-ed. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (See Fee Table in the Prospectus), the Non-Standardized Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                         NON-STANDARDIZED TOTAL RETURN

                        FOR PERIOD ENDING 12/31/97

                                      MONTH-
                                       TO-    QUARTER- 6 MONTHS-  ONE     SINCE
                                       DATE   TO-DATE   TO-DATE  YEAR   INCEPTION
                                      ------  -------- --------- -----  ---------
High-Grade Bond Subaccount...........  1.03%    2.74%     6.05%   8.98%    7.51%
High Yield Bond Subaccount...........  1.29%    2.27%     6.05%  11.63%   13.06%
Balanced Subaccount..................  1.61%    2.77%     9.07%  22.60%   14.13%
Equity Income Subaccount.............  2.62%    5.94%    14.23%  33.78%   19.43%
Equity Index Subaccount..............  1.67%    2.73%    10.27%  32.59%   17.48%
Growth Subaccount....................  1.53%    4.05%     7.29%  26.12%   21.17%
International Subaccount.............  0.50%   -9.60%   -11.47%   2.92%    9.22%
Small Company Growth Subaccount...... -0.99%   -8.22%     9.60%  12.80%    6.05%

                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS

                        FOR PERIOD ENDING 12/31/97

                                                                         SINCE
                                         ONE YEAR THREE YEAR FIVE YEAR INCEPTION
                                         -------- ---------- --------- ---------
High-Grade Bond Subaccount..............   8.98%     9.69%      6.83%     7.51%
High Yield Bond Subaccount..............  11.63%      --         --      13.06%
Balanced Subaccount.....................  22.60%    23.17%     15.77%    14.13%
Equity Income Subaccount................  33.78%    29.74%       --      19.43%
Equity Index Subaccount.................  32.59%    30.37%     19.47%    17.48%
Growth Subaccount.......................  26.12%    29.90%       --      21.17%
International Subaccount................   2.92%    10.62%       --       9.22%
Small Company Growth Subaccount.........  12.80%      --         --       6.05%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

 The Company may show Non-Standardized Total Return Year-to-Date as of a par-ticular date, or simply Total Return YTD, for one or more Subaccounts with re-spect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                                                TOTAL RETURN YTD
                                                                 AS OF 12/31/97
                                                                ----------------
High-Grade Bond Subaccount.....................................       8.98%
High Yield Bond Subaccount.....................................      11.63%
Balanced Subaccount............................................      22.60%
Equity Income Subaccount.......................................      33.78%
Equity Index Subaccount........................................      32.59%
Growth Subaccount..............................................      26.12%
International Subaccount.......................................       2.92%
Small Company Growth Subaccount................................      12.80%

NON-STANDARDIZED ONE YEAR RETURN

 The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commenc-ing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values dur-ing the relevant period. These percentages reflect a deduction for the Sepa-rate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                        1997   1996   1995   1994   1993   1992
                                        -----  -----  -----  -----  -----  ----
High-Grade Bond Subaccount.............  8.98%  3.08% 17.47% -3.19%  8.92% 5.70%
High Yield Bond Subaccount............. 11.63%   --     --     --     --    --
Balanced Subaccount.................... 22.60% 15.68% 31.76% -1.13% 12.56% 6.59%
Equity Income Subaccount............... 33.78% 18.13% 38.19% -1.76%   --    --
Equity Index Subaccount................ 32.59% 22.27% 36.67%  0.61%  9.18% 6.77%
Growth Subaccount...................... 26.12% 26.29% 37.62%  3.74%   --    --
International Subaccount...............  2.92% 14.05% 15.31%   --     --    --
Small Company Growth Subaccount........ 12.80%   --     --     --     --    --

                         SAFEKEEPING OF ACCOUNT ASSETS

 Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemp-tions of eligible Portfolio shares held by each of the Subaccounts.

                                  THE COMPANY

 All of the stock of the Company is owned by Veterans Life Insurance Company, which is a wholly owned subsidiary of Providian Life and Health Insurance Com-pany ("PLH"). Commonwealth General Corporation owns a 3.7% interest in PLH and 61%, 15.3%, and 20% interests, respectively, are held by Commonwealth Life In-surance Company, Peoples Security Life Insurance Company, and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Commonwealth General Corporation. A 1% inter-est in Capital Liberty, L.P. is owned by Commonwealth General Corporation, which is the general partner, and 79.2% and 19.8% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

 Commonwealth General Corporation is wholly owned by AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsid-iary of AEGON International n.v. AEGON International n.v. is a wholly owned subsidiary of AEGON n.v. Vereniging AEGON (a Netherlands membership associa-tion) has a 53.63% interest in AEGON n.v.

                               STATE REGULATION

 The Company is a stock life insurance company organized under the laws of the State of New York, and is subject to regulation by the New York State Depart-ment of Insurance. An annual statement is filed with the New York Superinten-dent of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding calendar year. Periodically, the New York Superintendent of In-surance examines the financial condition of the Company, including the liabil-ities and reserves of the Separate Account.

 The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                              RECORDS AND REPORTS

 All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regula-tion.

                               LEGAL PROCEEDINGS

 There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not in-volved in any litigation that is of material importance in relation to its to-tal assets or that relates to the Separate Account.

                               OTHER INFORMATION

 A Registration Statement has been filed with the Securities and Exchange Com-mission, under the Securities Act of 1933 as amended, with respect to the Con-tracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. State-ments contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summa-ries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Com-mission.

                             FINANCIAL STATEMENTS

 The audited financial statements of the Separate Account for the years ended December 31, 1997 and December 31, 1996, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

 The audited statutory-basis financial statements of the Company for the years ended December 31, 1997 and December 31, 1996, including the Report of Inde-pendent Auditors thereon, which are also included in this Statement of Addi-tional Information, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                        FIRST PROVIDIAN LIFE AND HEALTH
                               INSURANCE COMPANY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996
                      WITH REPORT OF INDEPENDENT AUDITORS

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                    CONTENTS

Report of Independent Auditors..............................................   1
Audited Financial Statements
Balance Sheets (Statutory-Basis)............................................   2
Statements of Operations (Statutory-Basis)..................................   3
Statements of Changes in Capital and Surplus (Statutory-Basis)..............   4
Statements of Cash Flows (Statutory-Basis)..................................   5
Notes to Financial Statements...............................................   6

                        REPORT OF INDEPENDENT AUDITORS

Board of Directors
First Providian Life and Health Insurance Company

  We have audited the accompanying statutory-basis balance sheets of First Providian Life and Health Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial state-ments are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably de-terminable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the pre-ceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the fi-nancial position of First Providian Life and Health Insurance Company at De-cember 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Providian Life and Health Insurance Company at December 31, 1997 and 1996, and the re-sults of its operations and its cash flows for the years then ended, in con-formity with accounting practices prescribed or permitted by the New York De-partment of Insurance.

/s/ Ernst & Young LLP
-------------------------------
Louisville, Kentucky

April 24, 1998

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                        BALANCE SHEETS (STATUTORY-BASIS)

                                                             DECEMBER 31
                                                      -------------------------
                                                          1997         1996
                                                      ------------ ------------
ADMITTED ASSETS
Cash and invested assets:
 Bonds............................................... $193,126,619 $202,816,142
 Preferred stocks....................................    1,791,722    1,820,130
 Policy loans........................................    2,306,676    2,161,098
 Cash and short-term investments.....................   14,623,166    2,722,574
 Other invested assets...............................      104,681       61,009
                                                      ------------ ------------
    Total cash and invested assets...................  211,952,864  209,580,953
Deferred and uncollected premiums....................    2,973,976    3,088,869
Accrued investment income............................    3,011,366    3,548,020
Amounts due from affiliates..........................      794,077      360,620
Other admitted assets................................      224,524      158,590
Separate account assets..............................  177,885,176  107,317,797
                                                      ------------ ------------
Total admitted assets................................ $396,841,983 $324,054,849
                                                      ============ ============
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate policy reserves........................... $107,256,124 $115,759,093
 Policy and contract claims..........................    3,343,556    2,666,897
 Premiums received in advance........................      313,916      295,034
 Accrued commissions, general expenses, and taxes....      484,969      378,021
 Amounts due to affiliates...........................       62,246       35,309
 Asset valuation reserve.............................    2,266,096    2,029,494
 Interest maintenance reserve........................    9,766,842    8,822,157
 Other liabilities...................................    1,276,064    1,824,673
 Separate account liabilities........................  177,885,176  107,317,797
                                                      ------------ ------------
    Total liabilities................................  302,654,989  239,128,475
 Capital and surplus:
 Capital stock, $2 par value; 1,000,000 shares
  authorized, issued and outstanding.................    2,000,000    2,000,000
 Paid-in surplus.....................................   10,485,844   10,485,844
 Special surplus fund................................    1,607,352    1,473,034
 Unassigned surplus..................................   80,093,798   70,967,496
                                                      ------------ ------------
    Total capital and surplus........................   94,186,994   84,926,374
                                                      ------------ ------------
Total liabilities and capital and surplus............ $396,841,983 $324,054,849
                                                      ============ ============

                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS (STATUTORY-BASIS)

                                                      YEAR ENDED DECEMBER 31
                                                      ------------------------
                                                         1997         1996
                                                      -----------  -----------
Revenues:
  Premiums earned:
    Life and annuity................................  $12,155,417  $12,170,934
    Accident and health.............................    5,152,989    5,135,923
  Annuity deposit funds.............................   52,147,732   30,982,346
  Net investment income.............................   16,359,415   15,632,095
  Commissions and expense allowances on reinsurance
   ceded............................................      185,461      394,923
  Amortization of interest maintenance reserve......      450,566      423,319
  Reinsurance recapture gain........................    2,202,882          --
  Other income......................................          --            21
                                                      -----------  -----------
                                                       88,654,462   64,739,561
Benefits and expenses:
  Accident and health, life and other benefits......   31,707,697   24,544,627
  Decrease in aggregate policy reserves.............   (8,502,969)  (5,411,122)
  Interest on reinsurance reserves..................       93,070      191,948
  Commissions.......................................      128,037       77,336
  General insurance expenses........................    4,875,881    4,546,942
  Insurance taxes, licenses, and fees...............      844,767      692,100
  Net transfers to separate accounts................   44,794,451   27,869,760
                                                      -----------  -----------
                                                       73,940,934   52,511,591
                                                      -----------  -----------
Net gain from operations before federal income
 taxes..............................................   14,713,528   12,227,970
Federal income tax expense..........................    5,219,000    4,414,000
                                                      -----------  -----------
Net gain from operations............................    9,494,528    7,813,970
Net realized capital gains (losses), net of income
 taxes (benefits) (1997--$747,000; 1996--($174,000))
 and excluding gains (losses) transferred to the
 interest maintenance reserve (1997--$1,395,248;
 1996--($341,664))..................................        4,286       (9,975)
                                                      -----------  -----------
Net income..........................................  $ 9,498,814  $ 7,803,995
                                                      ===========  ===========


                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS)

                                 CAPITAL     PAID-IN     SPECIAL    UNASSIGNED
                                  STOCK       STOCK    SURPLUS FUND   SURPLUS
                                ---------- ----------- ------------ -----------
Balances, January 1, 1996.....  $2,000,000 $10,485,844  $1,357,319  $63,100,573
Net income....................         --          --          --     7,803,995
Change in net unrealized gains
 on investments...............         --          --          --        26,057
Prior year federal income tax
 adjustment...................         --          --          --       446,132
(Increase) decrease in
 nonadmitted assets and
 related items................         --          --      115,715      (82,809)
Increase in asset valuation
 reserve......................         --          --          --      (326,452)
                                ---------- -----------  ----------  -----------
Balances, December 31, 1996...   2,000,000  10,485,844   1,473,034   70,967,496
Net income....................         --          --          --     9,498,814
Change in net unrealized
 losses on investments........         --          --          --       (80,708)
Prior year federal income tax
 adjustment...................         --          --          --        58,000
(Increase) decrease in
 nonadmitted assets and
 related items................         --          --      134,318     (113,202)
Increase in asset valuation
 reserve......................         --          --          --      (236,602)
                                ---------- -----------  ----------  -----------
Balances, December 31, 1997...  $2,000,000 $10,485,844  $1,607,352  $80,093,798
                                ========== ===========  ==========  ===========


                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS (STATUTORY-BASIS)

                                                      YEAR ENDED DECEMBER 31
                                                     -------------------------
                                                         1997         1996
                                                     ------------  -----------
Cash and short-term investments provided:
 Operations:
  Premiums and annuity fund deposits................ $ 69,554,536  $48,426,473
  Net investment income received....................   16,880,518   15,205,072
  Allowances on reinsurance ceded and other income
   received.........................................      185,461      394,944
                                                     ------------  -----------
                                                       86,620,515   64,026,489
  Benefits paid.....................................   31,036,565   24,265,630
  Commissions, expenses, and taxes paid.............   10,900,700    9,106,408
  Net increase in policy loans......................      145,578      153,466
  Net transfers to separate accounts................   44,775,696   27,910,962
                                                     ------------  -----------
                                                       86,858,539   61,436,466
                                                     ------------  -----------
    Total cash provided (applied) by operations.....     (238,024)   2,590,023
 Investments sold, matured or repaid................  159,445,896   73,171,482
 Other cash provided:
  Net cash received on reinsurance recaptured.......    2,202,882          --
  Investment payables...............................          --       402,490
  Other items.......................................      134,062      829,867
                                                     ------------  -----------
    Total other cash provided.......................    2,336,944    1,232,357
                                                     ------------  -----------
    Total cash and short-term investments provided..  161,544,816   76,993,862
Cash and short-term investments applied:
 Investments acquired...............................  147,684,481   85,301,194
 Other cash applied:
  Payable to affiliates.............................      406,521      548,108
  Investment payables...............................      402,491          --
  Other items.......................................    1,150,731      295,431
                                                     ------------  -----------
 Total other cash applied...........................    1,959,743      843,539
                                                     ------------  -----------
    Total cash and short-term investments applied...  149,644,224   86,144,733
                                                     ------------  -----------
    Increase (decrease) in cash and short-term
     investments....................................   11,900,592   (9,150,871)
Cash and short-term investments:
 Beginning of year..................................    2,722,574   11,873,445
                                                     ------------  -----------
 End of year........................................ $ 14,623,166  $ 2,722,574
                                                     ============  ===========

                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


                               DECEMBER 31, 1997

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES

 Organization

  First Providian Life and Health Insurance Company (FPLH) is domiciled in New York. Prior to June 10, 1997, FPLH was an indirect, wholly owned subsidiary of Providian Corporation (Providian). On June 10, 1997, Providian's insurance op-erations, including the operations of FPLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corpo-ration in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation (Commonwealth). Effective December 31, 1997, ownership of Commonwealth was transferred to AEGON USA, Inc., an indi-rect, wholly owned subsidiary of AEGON N.V.

  FPLH is a wholly owned subsidiary of Veterans Life Insurance Company (VLIC), a wholly owned subsidiary of Providian Life and Health Insurance Company (PLH). PLH is owned by Commonwealth Life Insurance Company (CLICO) 61%, Capital Liber-ty, L.P. (CLLP) 20%, Peoples Security Life Insurance Company (PSI) 15%, and Commonwealth 4%. Commonwealth is the ultimate parent of CLICO, CLLP, and PSI.

  FPLH expects to merge with AUSA Life Insurance Company, an affiliate, in 1998. Upon approval and completion of the merger, AUSA Life Insurance Company will be the surviving company.

 Nature of Operations

  FPLH sells and services life and accident and health insurance products, pri-marily utilizing direct response methods, such as television, telephone and mail to reach low to middle-income households nationwide. FPLH also sells and services individual accumulation products, primarily utilizing financial plan-ners, stock brokerage firms and a mutual fund.

 Management's Estimates

  The preparation of financial statements of insurance companies requires man-agement to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could im-pact the amounts reported and disclosed herein.

 Basis of Presentation

  The accompanying financial statements of FPLH have been prepared in accor-dance with the accounting practices prescribed or permitted by the New York De-partment of Insurance. Such practices vary from generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:

   Investments

    Investments in bonds are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed invest-ments are reported at amortized cost, and the remaining fixed maturity in-vestments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a sep-arate component of shareholders' equity for those designated as available-for-sale.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

    Fair values of investments in bonds and preferred stocks are generally based on values specified by the Securities Valuation Office (SVO) of the NAIC, rather than on values provided by outside broker confirmations or in-ternally calculated estimates. However, for certain investments, the NAIC does not provide a value and FPLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, quoted fair values provided by outside broker confirmations or internally calculated esti-mates. Changes between cost and admitted asset investment amounts are cred-ited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, FPLH defers the portion of real-ized capital gains and losses attributable to changes in the general level of interest rates on sales of certain liabilities and fixed income invest-ments, principally bonds, and amortizes such deferrals into income on a straight-line basis over the remaining period to maturity based on group-ings of individual liabilities or investments sold. The net accumulated un-amortized balance of such deferrals is reported as an "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The "asset valuation reserve" (AVR) is also determined by a NAIC prescribed formula and is reported as a liability rather than a valua-tion allowance. The AVR represents a provision for possible fluctuations in the value of bonds and other invested assets.

    Changes to the AVR are charged or credited directly to unassigned sur-plus. Under GAAP, realized capital gains and losses are reported in the in-come statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and direct write-downs are recorded (or valua-tion allowances are provided, where appropriate under GAAP) when there has been a decline in value deemed to be other than temporary, in which case, write-downs (or provisions) for such declines are charged to income.

   Policy Acquisition Costs

    Costs of acquiring and renewing business are expensed when incurred. Un-der GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For uni-versal life insurance and investment-type contracts, to the extent recover-able from future gross profits, deferred policy acquisition costs are amor-tized generally in proportion to the present value of expected gross prof-its from surrender charges and investment, mortality and expense margins.

   Nonadmitted Assets

    Certain assets designated as "nonadmitted," principally agents' debit balances and furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

   Premiums

    Revenues for universal life policies and investment-type contracts con-sist of the entire premium received and benefits incurred represent the to-tal of death benefits paid, surrenders and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recog-nized as premium revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   Benefit Reserves

    Certain policy reserves are calculated using prescribed interest and mor-tality assumptions rather than on estimated expected experience and actual account balances as would be required under GAAP.

   Reinsurance

    Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be re-quired under GAAP.

    Commissions allowed by reinsurers on business ceded are reported as in-come when received rather than being deferred and amortized with deferred policy acquisition costs.

   Federal Income Taxes

    Deferred federal income taxes are not provided for differences between the financial statement amounts and the tax bases of assets and liabili-ties.

   Statements of Cash Flow

    Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

  The effects of the foregoing variances from GAAP on the accompanying statuto-ry-basis financial statements have not been determined, but are presumed to be material.

  Other significant accounting policies followed in preparing the accompanying statutory-basis financial statements are as follows:

   Investments

    Bonds, preferred stocks, policy loans and short-term investments are stated at values prescribed by the NAIC, as follows:

      Bonds not backed by other loans are stated at amortized cost using the constant effective yield method.

      Loan-backed bonds and structured securities are valued at amortized cost using the constant effective yield method. Anticipated prepayments are considered when determining the amortization of related discounts or premiums. Prepayment assumptions are obtained from dealer survey values or internal estimates and are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value such securities.

      Preferred stocks are carried at cost. In the prior year, such stocks were reported at fair value as determined by the SVO of the NAIC.

      Policy loans are carried at the aggregate unpaid principal balance.

      Short-term investments include investments with maturities of less than one year at the date of acquisition. Short-term investments are carried at amortized cost.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

    Bond and other loan interest is credited to income as it accrues. For se-curities, FPLH follows the guidelines of the NAIC for each security on an individual basis in determining the admitted or nonadmitted status of ac-crued income amounts. There was no interest on securities excluded from in-vestment income at December 31, 1997 and 1996.

    Net income includes realized gains and losses on investments sold, net of tax and transfers to the IMR. The cost of investments sold is determined on a first-in, first-out basis.

   Separate Accounts

    Separate account assets and liabilities reported in the accompanying statutory-basis financial statements represent funds that are separately administered, principally for annuity contracts, and for which the contract holder, rather than FPLH, bears the investment risk. Separate account con-tract holders have no claim against the assets of the general account of FPLH. Separate account assets and liabilities are reported at estimated fair value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder deposits are included in net transfers to separate ac-counts in the accompanying statements of operations.

   Policy Reserves

    Unearned premiums represent the portion of premiums written which are ap-plicable to the unexpired terms of accident and health policies in force, calculated principally by the application of monthly pro rata fractions. Liabilities for unearned premiums are included in aggregate policy re-serves.

    FPLH waives deduction of deferred fractional premiums upon death of insureds. FPLH's policy is to return any portion of the final premium be-yond the date of death. Surrender values are not promised in excess of the legally computed reserves. Additional premiums are charged for policies is-sued on substandard lives according to underwriting classification. Mean reserves are determined by computing the regular mean reserve for the plan at the issued age and holding, in addition, one-half of the extra premium charged for the year.

    The tabular interest has been determined from the basic data for the cal-culation of policy reserves. The tabular less actual reserve released and the tabular cost have been determined by formula as described in the NAIC instructions.

   Liabilities for Policy and Contract Claims

    Liabilities for policy and contract claims, principally related to acci-dent and health policies, include amounts determined in accordance with standard actuarial practice and statutory regulation. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the liabilities for policy and contract claims are adequate. The meth-ods of making such estimates and establishing the resulting liabilities are continually reviewed and updated, and any adjustments resulting therefrom are reflected in current earnings.

   Premiums, Benefits and Expenses

    For individual and most group life policies, premiums are reported as earned on the policy/certificate anniversary. For individual and group an-nuities, premiums and annuity fund deposits are recorded as earned when collected. For individual and group accident and health policies, premiums are recorded as earned on

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

  a pro rata basis over the coverage period for which the premiums were col-lected or due. Benefit claims (including an estimated provision for claims incurred but not reported), policy reserve changes and expenses are charged to income as incurred.

   Reinsurance

    Reinsurance premiums, benefits and expenses are accounted for in a manner consistent with that used in accounting for original policies issued and the terms of reinsurance contracts. Premiums, benefits, expenses and aggre-gate policy reserves are recorded net of reinsured amounts.

   Permitted Statutory Accounting Practices

    FPLH's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Depart-ment of Insurance. Currently, "prescribed" statutory accounting practices include state insurance laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC, including the NAIC's Accounting Practices and Procedures Manual. "Permitted" statutory accounting practices encompass all accounting practices that are not pre-scribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

    The NAIC is in the process of codifying statutory accounting practices (Codification). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that FPLH uses to prepare its statutory-basis financial state-ments. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the pre-scribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for FPLH, New York must adopt Codification as the prescribed basis of account-ing on which domestic insurers must report their statutory-basis results to the Department of Insurance. At this time it is unclear whether New York will adopt Codification. However, based on current draft guidance, manage-ment believes that the impact of codification will not be material to FPLH's statutory-basis financial statements.

 Reclassifications

  Certain reclassifications have been made to the prior year financial state-ments to conform with the current year presentation.

2. INVESTMENTS

  The tables below contain amortized cost (carrying value or statement value) and fair value information on bonds.

                          AMORTIZED      GROSS             GROSS         FAIR
                            COST    UNREALIZED GAINS UNREALIZED LOSSES  VALUE
                          --------- ---------------- ----------------- --------
                                             (IN THOUSANDS)
DECEMBER 31, 1997
U.S. government
 obligations............. $  8,979      $   444           $    3       $  9,420
States and political
 subdivisions............    5,091          --               --           5,091
Corporate and other......  121,094        8,626              523        129,197
Foreign corporate*.......   22,363          474              557         22,280
Asset-backed.............   11,495           29              --          11,524
Mortgage-backed..........   24,105        1,565              --          25,670
                          --------      -------           ------       --------
                          $193,127      $11,138           $1,083       $203,182
                          ========      =======           ======       ========

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

2. INVESTMENTS (CONTINUED)

                          AMORTIZED      GROSS             GROSS         FAIR
                            COST    UNREALIZED GAINS UNREALIZED LOSSES  VALUE
                          --------- ---------------- ----------------- --------
                                             (IN THOUSANDS)
DECEMBER 31, 1996
U.S. government
 obligations............. $ 30,055       $   66            $ 26        $ 30,095
States and political
 subdivisions............    5,094          406             --            5,500
Corporate and other......  125,377        4,446             959         128,864
Foreign corporate*.......    5,556          --              --            5,556
Asset-backed.............    2,825          --              --            2,825
Mortgage-backed..........   33,909          --              --           33,909
                          --------       ------            ----        --------
                          $202,816       $4,918            $985        $206,749
                          ========       ======            ====        ========

--------
*Substantially all are U.S. dollar denominated.

  The amortized cost and fair value of bonds at December 31, 1997, by contrac-tual maturity, are shown below. Actual maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay ob-ligations, sometimes without call or prepayment penalties.

                                                             AMORTIZED   FAIR
                                                               COST     VALUE
                                                             --------- --------
                                                               (IN THOUSANDS)
      Due in one year or less............................... $  2,003  $  2,003
      Due after one year through five years.................   16,799    16,906
      Due after five years through ten years................   49,120    49,742
      Due after ten years...................................   89,605    97,337
                                                             --------  --------
                                                              157,527   165,988
      Asset-backed securities...............................   11,495    11,524
      Mortgage-backed securities............................   24,105    25,670
                                                             --------  --------
                                                             $193,127  $203,182
                                                             ========  ========

  Proceeds during 1997 and 1996 from sales, maturities and calls of bonds were $159,446,000 and $73,171,000, respectively. Gross gains of $2,651,000 and
$170,000 and gross losses of $505,000 and $696,000 in 1997 and 1996, respec-
tively, were realized on those sales.

  The cost of preferred stocks of unaffiliated companies was $1,792,000 and $1,739,000 at December 31, 1997 and 1996, respectively, and the related fair value was $1,891,000 and $1,820,000 at December 31, 1997 and 1996, respective-ly. There was no difference between cost and statement value of preferred stocks at December 31, 1997. The difference between cost and statement value of $81,000 at December 31, 1996 was credited directly to unassigned surplus as of that date and did not affect net income.

  Included in investments are securities having statement values of $1,620,000 at December 31, 1997 which were on deposit with various state insurance de-partments to satisfy regulatory requirements.

 Concentrations of Credit Risk

  FPLH limits credit risk by diversifying its investment portfolio among pub-lic and private placement bonds and preferred stocks. It further diversifies these portfolios between and within industry sectors, by geography and by property type. Credit risk is also limited by maintaining stringent underwrit-ing standards and purchasing

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

2. INVESTMENTS (CONTINUED)

insurance protection in certain cases. In addition, FPLH establishes credit ap-proval processes, credit limits and monitoring procedures on an individual counterparty basis. As a result, management believes that significant concen-trations of credit risk do not exist.

3. FEDERAL INCOME TAXES

  FPLH is included in the life-nonlife consolidated federal income tax return filed by PLH. Under a written agreement, PLH and its affiliates (including
FPLH) allocate the federal income tax liability among the members of the con-solidated return group in the ratio that each member's separate return tax lia-bility, or benefit from a net operating loss, for the year bears to the consol-idated tax liability. The final settlement under this agreement is made after the annual filing of the consolidated U.S. Corporate Income Tax Return.

  Reported income tax expense differs from income tax expense that would result from applying statutory rates to pretax income primarily due to differences in the statutory and tax treatment of certain investments and deferred policy ac-quisition costs.

  Included in the statements of changes in capital and surplus are certain ad-justments increasing surplus by $58,000 and $446,000 at December 31, 1997 and 1996, respectively, relating to tax accrual adjustments applicable to the prior tax years.

  At December 31, 1997, accumulated earnings of FPLH for federal income tax purposes included a "Policyholders' Surplus" account balance of $1,631,000; a special memorandum tax account. This is a special memorandum account balance which has not been currently taxed, but income taxes computed at current rates will become payable if this surplus is distributed. Provisions of the Deficit Reduction Act of 1984 (the Act) do not permit further additions to the Policy-holders' Surplus account. The "Shareholders' Surplus" account is also a special memorandum tax account, and generally represents an accumulation of taxable in-come (net of tax thereon) plus the dividends-received deduction, tax-exempt in-terest, and certain other special deductions as provided by the Act. At Decem-ber 31, 1997, the balance in the Shareholders' Surplus account amounted to ap-proximately $92,131,000. There is no present intention to make distributions in excess of the Shareholders' Surplus account.

4. RELATED PARTY TRANSACTIONS

 Reinsurance Ceded to Affiliates

  FPLH is a party to a reinsurance agreement with VLIC whereby FPLH cedes a pro rata portion of accident and health policies according to issue dates. Reinsur-ance ceded to VLIC has reduced net gain from operations before federal income taxes by $285,000 and $600,000 in 1997 and 1996, respectively. On July 1, 1997, the reinsurance agreement was amended whereby FPLH recaptured the accident and health policies from VLIC. The recapture resulted in FPLH receiving cash from VLIC in the amount of $2,202,882, which has been recorded as a net gain as of December 31, 1997.

 Other Agreements and Transactions with Related Parties

  FPLH entered into an agreement, effective January 1, 1992, with PLH for the performance of administrative services, management support services and market-ing services for FPLH. PLH, as compensation, receives an amount equal to the actual cost of providing these services. Amounts paid to PLH for these services were $3,700,000 in 1997 and $2,200,000 in 1996.

  FPLH entered into a revolving credit note with Commonwealth on September 3, 1996, whereby FPLH can borrow from Commonwealth up to $1,000,000. Interest is computed monthly at a rate designated in the note. At

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

4. RELATED PARTY TRANSACTIONS (CONTINUED)

December 31, 1997 and 1996, there was no outstanding balance. During 1997, FPLH paid $1,500 in interest expense. No interest expense was incurred or paid during 1996.

  FPLH participates in various benefit plans sponsored by Commonwealth and the related costs allocated to FPLH are not significant.

  Commonwealth provides general management, advisory, legal and other general services to FPLH. Diversified Financial Products, Inc., (DFP), formerly Providian Capital Management, Inc., an affiliate, provides investment manage-ment services to FPLH along with marketing and administrative services for FPLH's accumulation business.

5. REINSURANCE

  Certain premiums and benefits are ceded to nonaffiliated insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide FPLH with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

  FPLH's ceded reinsurance agreements with affiliated and nonaffiliated insur-ance companies reduced (increased) certain items in the accompanying financial statements by the following amounts:

                                1997     1996
                               -------  -------
                               (IN THOUSANDS)
      Benefits paid or
       provided............... $   364  $   804
      Commission and expense
       allowances on
       reinsurance ceded......    (185)    (395)
      Interest on reinsurance
       reserves...............     (93)    (192)
      Policy and contract
       claims*................      44       44
      Unearned premium
       reserves*..............       1        1
      Aggregate policy
       reserves*..............      13       13
      Premiums received in
       advance*...............       1        1

--------
   *At year end

  For long-duration contracts, the effect of reinsurance on life and annuity premiums earned in 1997 and 1996 was as follows:

                                                                1997      1996
                                                              PREMIUMS  PREMIUMS
                                                               EARNED    EARNED
                                                              --------  --------
                                                               (IN THOUSANDS)
      Direct................................................. $12,179   $12,194
      Ceded..................................................     (24)      (23)
                                                              -------   -------
      Net.................................................... $12,155   $12,171
                                                              =======   =======

  For short-duration contracts, the effect of reinsurance on accident and health premiums written and earned in 1997 and 1996 was as follows:

                                               1997 PREMIUMS     1996 PREMIUMS
                                               ---------------  ----------------
                                               WRITTEN  EARNED  WRITTEN  EARNED
                                               -------  ------  -------  -------
                                                       (IN THOUSANDS)
      Direct.................................. $5,851   $5,851  $ 6,671  $ 6,671
      Ceded...................................   (698)    (698)  (1,535)  (1,535)
                                               ------   ------  -------  -------
      Net..................................... $5,153   $5,153  $ 5,136  $ 5,136
                                               ======   ======  =======  =======

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. REINSURANCE (CONTINUED)

  Amounts payable or recoverable for reinsurance on paid or unpaid life and health claims are not subject to periodic or maximum limits. At December 31, 1997, FPLH reinsurance recoverables are not material and no individual rein-surer owed FPLH an amount equal to or greater than 3% of FPLH's surplus.

  FPLH remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

6. ANNUITY RESERVES

  The withdrawal provisions of FPLH's annuity reserves at December 31, 1997 are summarized as follows:

                                                                 AMOUNT  PERCENT
                                                                -------- -------
                                                                 (IN THOUSANDS)
   Subject to discretionary withdrawal at market value........  $177,844  72.4%
   Subject to discretionary withdrawal at book value less
    surrender charge..........................................    13,347   5.4%
   Subject to discretionary withdrawal (without adjustment) at
    book value with minimal or no charge or adjustment........    51,306  20.9%
   Not subject to discretionary withdrawal....................     3,281   1.3%
                                                                -------- ------
   Total annuity reserves before reinsurance..................   245,778 100.0%
                                                                         ======
   Less reinsurance...........................................       --
                                                                --------
   Net annuity reserves*......................................  $245,778
                                                                ========

--------
   * Includes $177,844,000 of annuities reported in FPLH's separate account li-abilities. See first caption above. The remaining balance, $67,934,000, is included in aggregate policy reserves in the accompanying balance sheet.

7. SEPARATE ACCOUNTS

  Separate accounts held by FPLH represent funds held for individual policy-holders. The separate accounts do not have any minimum guarantees and the in-vestment risks associated with market value changes are borne entirely by the policyholder. The assets in the separate accounts, carried at estimated fair value, consist solely of common stocks. Information regarding the separate ac-counts of FPLH as of and for the year ended December 31, 1997 is as follows (in thousands):

      Premiums, deposits and other considerations..................... $ 51,475
                                                                       ========
      Separate account liabilities*................................... $177,844
                                                                       ========

--------
   * Separate account liabilities are exclusive of $41,000 which represents amounts due to the general account as of December 31, 1997.

  A reconciliation of the amounts transferred to and from FPLH's separate ac-counts for the year ended December 31, 1997 is presented below (in thousands):

   Transfers as reported in the Summary of Operations of FPLH's
    Separate Accounts Annual Statements:
     Transfers to separate accounts................................... $51,475
     Transfers from separate accounts.................................  (6,801)
                                                                       -------
   Net transfers to separate accounts.................................  44,674
   Reconciling adjustments:
     Fees paid to external fund manager...............................     120
                                                                       -------
   Transfers as reported in the Summary of Operations of FPLH's Life,
    Accident & Health Annual Statement................................ $44,794
                                                                       =======

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

8. DEFERRED AND UNCOLLECTED PREMIUMS

  Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 1997 were as follows:

   TYPE                                            GROSS  LOADING NET OF LOADING
   ----                                            ------ ------- --------------
                                                          (IN THOUSANDS)
   Ordinary new................................... $  431 $  315      $  116
   Ordinary renewal...............................  3,162  1,032       2,130
                                                   ------ ------      ------
   Total ordinary.................................  3,593  1,347       2,246
   Group new......................................      6      6         --
   Group renewal..................................  1,136    408         728
                                                   ------ ------      ------
   Total group....................................  1,142    414         728
                                                   ------ ------      ------
   Total.......................................... $4,735 $1,761      $2,974
                                                   ====== ======      ======

9. CAPITAL AND SURPLUS AND STATUTORY RESTRICTIONS ON DIVIDENDS

  Life/Health insurance companies are subject to certain Risk-Based Capital
(RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, FPLH meets the RBC requirements.

  FPLH is restricted from distributing any dividends to shareholders without prior approval from the New York Department of Insurance.

  Included in FPLH's capital and surplus is a special surplus fund which con-sists of a group life contingency reserve and annuitant mortality fluctuation reserve at December 31, 1997 of $1,480,387 and $126,965, respectively ($1,422,181 and $50,853, respectively, at December 31, 1996).

10. CONTINGENCIES

  In the ordinary course of business, FPLH is a defendant in litigation prin-cipally involving insurance policy claims for damages, including compensatory and punitive damages. In the opinion of management, the outcome of such liti-gation will not result in a loss which would be material to FPLH's financial position or results of operations.

11. FAIR VALUES OF FINANCIAL INSTRUMENTS

  The following methods and assumptions were used by FPLH in estimating fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

   Bonds and Preferred Stocks

    The fair values of bonds and preferred stocks are generally based on pub-lished quotations of the SVO of the NAIC. However, for certain investments, the SVO does not provide a value and FPLH uses either admitted asset in-vestment amounts (i.e., statement values) as allowed by the NAIC, values provided by outside broker confirmations or internally calculated esti-mates. The fair values of FPLH's investment in bonds and preferred stocks are disclosed in Note 2.

   Policy Loans

    The carrying values of policy loans reported in the accompanying balance sheets approximate their fair values.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

11. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Cash, Short-Term Investments and Deferred and Uncollected Premiums

    The carrying values of cash, short-term investments, and deferred and uncollected premiums reported in the accompanying balance sheets approxi-mate their fair values.

   Investment Contracts

    The fair values of investment-type fixed annuity contracts are estimated using discounted cash flow calculations, based on current interest rates for similar contracts. The fair values of variable annuity contracts are equal to their carrying values.

    The carrying values and fair values of FPLH's liabilities for investment-type contracts at December 31, 1997 and 1996 are summarized as follows:

                                                                         FAIR
                                                        CARRYING VALUE  VALUE
                                                        -------------- --------
                                                            (IN THOUSANDS)
      DECEMBER 31, 1997
      Fixed annuity contracts..........................    $ 67,934    $ 64,416
      Variable annuity contracts*......................     177,844     177,844
                                                           --------    --------
                                                           $245,778    $242,260
                                                           ========    ========
      DECEMBER 31, 1996
      Fixed annuity contracts..........................    $ 76,881    $ 72,900
      Variable annuity contracts*......................     107,285     107,285
                                                           --------    --------
                                                           $184,166    $180,185
                                                           ========    ========

--------
   *Included in FPLH's separate account liabilities.

  The fair values for FPLH's insurance contracts other than investment con-tracts are not required to be disclosed. However, the fair values of liabili-ties under all insurance contracts are taken into consideration in FPLH's over-all management of interest rate risk, such that FPLH's exposure to changing in-terest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

12. YEAR 2000 (UNAUDITED)

  Commonwealth's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the Project) to review and analyze its information technology and systems to determine if they are Year 2000 compatible. Commonwealth and FPLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. Commonwealth and FPLH do not expect this Project to have a signifi-cant effect on operations. However, to mitigate the effect of outside influ-ences upon the success of the Project, Commonwealth and FPLH have undertaken communications with their significant customers, suppliers and other third par-ties to determine their Year 2000 compatibility and readiness. Management be-lieves that the issues associated with the Year 2000 will be resolved with no material financial impact on Commonwealth and FPLH.

  Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with ap-propriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete suc-cess. Notwithstanding the efforts or results of Commonwealth and FPLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowledge or control.

                              FINANCIAL STATEMENTS

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                     Years ended December 31, 1997 and 1996
                      with Report of Independent Auditors

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                              FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                    CONTENTS

Report of Independent Auditors.............................................  F-3
Audited Financial Statements
Statements of Assets and Liabilities.......................................  F-4
Statements of Operations...................................................  F-5
Statements of Changes in Net Assets........................................  F-9
Notes to Financial Statements.............................................. F-13

                        REPORT OF INDEPENDENT AUDITORS

Contract Owners
First Providian Life and Health Insurance Company Separate Account B

  We have audited the accompanying statements of assets and liabilities of First Providian Life and Health Insurance Company Separate Account B (compris-ing the Money Market, High-Grade Bond, Balanced, Equity Index, Growth, Equity Income, International, High Yield Bond and Small Company Growth Subaccounts) as of December 31, 1997 and 1996, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to ex-press an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our proce-dures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the First Providian Life and Health Insurance Company Separate Account B at December 31, 1997 and 1996, and the results of their op-erations and changes in their net assets for the years then ended in confor-mity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Louisville, Kentucky
April 24, 1998

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                      STATEMENTS OF ASSETS AND LIABILITIES

                                                             DECEMBER 31
                                                      -------------------------
                                                          1997         1996
                                                      ------------ ------------
ASSETS
Investments:
 Money Market Portfolio (cost: $20,448,432 and
  $16,979,591 in 1997 and 1996, respectively)........ $ 20,448,432 $ 16,979,591
 High-Grade Bond Portfolio (cost: $14,291,681 and
  $10,052,147 in 1997 and 1996, respectively)........   14,793,669   10,253,364
 Balanced Portfolio (cost: $20,127,638 and
  $13,721,750 in 1997 and 1996, respectively)........   24,783,934   16,657,085
 Equity Index Portfolio (cost: $29,563,753 and
  $17,674,415 in 1997 and 1996, respectively)........   40,805,099   22,875,329
 Growth Portfolio (cost: $22,102,380 and $13,823,615
  in 1997 and 1996, respectively)....................   28,539,663   17,276,890
 Equity Income Portfolio (cost: $14,059,358 and
  $7,174,320 in 1997 and 1996, respectively).........   18,442,399    8,840,883
 International Portfolio (cost: $12,399,847 and
  $8,405,989 in 1997 and 1996, respectively).........   11,421,875    9,295,395
 High Yield Bond Portfolio (cost: $7,696,607 and
  $2,701,505 in 1997 and 1996, respectively).........    7,830,602    2,745,802
 Small Company Growth Portfolio (cost: $7,976,350 and
  $2,417,280 in 1997 and 1996, respectively).........    8,152,760    2,391,705
                                                      ------------ ------------
Total investments....................................  175,218,433  107,316,044
Amounts due from Fund Manager........................        2,073        1,753
                                                      ------------ ------------
TOTAL ASSETS.........................................  175,220,506  107,317,797
LIABILITIES
 Amounts due to First Providian Life and Health
  Insurance Company..................................       43,424       33,164
                                                      ------------ ------------
NET ASSETS........................................... $175,177,082 $107,284,633
                                                      ============ ============
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT
 OWNERS
 Money Market Subaccount............................. $ 20,457,884 $ 16,986,272
 High-Grade Bond Subaccount..........................   14,791,141   10,248,835
 Balanced Subaccount.................................   24,775,673   16,645,306
 Equity Index Subaccount.............................   40,795,168   22,871,121
 Growth Subaccount...................................   28,525,331   17,268,173
 Equity Income Subaccount............................   18,435,239    8,837,503
 International Subaccount............................   11,417,041    9,291,127
 High Yield Bond Subaccount..........................    7,829,900    2,745,296
 Small Company Growth Subaccount.....................    8,149,705    2,391,000
                                                      ------------ ------------
Net assets attributable to variable annuity contract
 owners.............................................. $175,177,082 $107,284,633
                                                      ============ ============

See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1997

                                       HIGH-GRADE
                          MONEY MARKET    BOND     BALANCED  EQUITY INDEX   GROWTH
                          ------------ ---------- ---------- ------------ ----------
Investment income:
 Dividends..............  $ 1,089,090  $  769,546 $1,843,845 $   890,735  $  944,982
Expenses:
Mortality and expense
 risk and administrative
 charges................       81,133      58,126     92,353     108,854     106,904
                          -----------  ---------- ---------- -----------  ----------
Net investment income...    1,007,957     711,420  1,751,492     781,881     838,078
Realized and unrealized
 gain on investments:
 Net realized gain from
  investment
  transactions:
  Proceeds from sales...   31,197,423   2,169,456  3,342,976   7,191,384   5,978,798
  Cost of investments
   sold.................   31,197,423   2,132,105  2,673,312   5,239,158   4,572,591
                          -----------  ---------- ---------- -----------  ----------
                                  --       37,351    669,664   1,952,226   1,406,207
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........          --      501,988  4,656,296  11,241,346   6,437,283
  At beginning of year..          --      201,217  2,935,335   5,200,914   3,453,275
                          -----------  ---------- ---------- -----------  ----------
                                  --      300,771  1,720,961   6,040,432   2,984,008
                          -----------  ---------- ---------- -----------  ----------
Net gain (loss) on in-
 vestments..............          --      338,122  2,390,625   7,992,658   4,390,215
                          -----------  ---------- ---------- -----------  ----------
Net increase in net
 assets resulting from
 operations.............  $ 1,007,957  $1,049,542 $4,142,117 $ 8,774,539  $5,228,293
                          ===========  ========== ========== ===========  ==========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                      STATEMENT OF OPERATIONS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1997

                                                                SMALL
                            EQUITY                 HIGH YIELD  COMPANY
                            INCOME   INTERNATIONAL    BOND      GROWTH       TOTAL
                          ---------- ------------- ---------- ----------  -----------
Investment income:
 Dividends..............  $  685,609  $   294,038  $  445,874 $   30,364  $ 6,994,083
Expenses:
Mortality and expense
 risk and administrative
 charges................      62,508       55,141      17,899     22,515      605,433
                          ----------  -----------  ---------- ----------  -----------
Net investment income...     623,101      238,897     427,975      7,849    6,388,650
Realized and unrealized
 gain on investments:
 Net realized gain from
  investment
  transactions:
  Proceeds from sales...   2,431,683    7,434,769   4,397,959  4,538,459   68,682,907
  Cost of investments
   sold.................   1,873,506    5,669,815   4,392,502  4,292,039   62,042,451
                          ----------  -----------  ---------- ----------  -----------
                             558,177    1,764,954       5,457    246,420    6,640,456
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........   4,383,041     (977,972)    133,995    176,410   26,552,387
  At beginning of year..   1,666,563      889,406      44,297    (25,575)  14,365,432
                          ----------  -----------  ---------- ----------  -----------
                           2,716,478   (1,867,378)     89,698    201,985   12,186,955
                          ----------  -----------  ---------- ----------  -----------
Net gain (loss) on in-
 vestments..............   3,274,655     (102,424)     95,155    448,405   18,827,411
                          ----------  -----------  ---------- ----------  -----------
Net increase in net
 assets resulting from
 operations.............  $3,897,756  $   136,473  $  523,130 $  456,254  $25,216,061
                          ==========  ===========  ========== ==========  ===========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996

                                      HIGH-GRADE
                         MONEY MARKET    BOND      BALANCED  EQUITY INDEX   GROWTH
                         ------------ ----------  ---------- ------------ ----------
Investment income:
 Dividends.............. $   700,008  $  614,949  $1,118,903  $  466,230  $  786,684
Expenses:
 Mortality and expense
  risk and
  administrative
  charges...............      61,227      45,105      49,446      88,387      65,020
                         -----------  ----------  ----------  ----------  ----------
Net investment income...     638,781     569,844   1,069,457     377,843     721,664
Realized and unrealized
 gain (loss) on
 investments:
 Net realized gain
  (loss) from investment
  transactions:
  Proceeds from sales...  13,240,998   1,801,202   2,323,702   4,613,638   4,258,500
  Cost of investments
   sold.................  13,240,998   1,808,041   1,922,381   3,745,134   3,324,278
                         -----------  ----------  ----------  ----------  ----------
                                 --       (6,839)    401,321     868,504     934,222
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........         --      201,217   2,935,335   5,200,914   3,453,275
  At beginning of year..         --      457,473   2,243,733   2,661,479   2,004,154
                         -----------  ----------  ----------  ----------  ----------
                                 --     (256,256)    691,602   2,539,435   1,449,121
                         -----------  ----------  ----------  ----------  ----------
Net gain (loss) on
 investments............         --     (263,095)  1,092,923   3,407,939   2,383,343
                         -----------  ----------  ----------  ----------  ----------
Net increase in net
 assets resulting from
 operations............. $   638,781  $  306,749  $2,162,380  $3,785,782  $3,105,007
                         ===========  ==========  ==========  ==========  ==========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                      STATEMENT OF OPERATIONS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1996

                           EQUITY                 HIGH YIELD SMALL COMPANY
                           INCOME   INTERNATIONAL    BOND       GROWTH        TOTAL
                         ---------- ------------- ---------- ------------- -----------
Investment income:
 Dividends.............. $  349,987  $  323,226    $ 61,355    $  5,016    $ 4,426,358
Expenses:
 Mortality and expense
  risk and
  administrative
  charges...............     33,328      38,473       2,732       2,347        386,065
                         ----------  ----------    --------    --------    -----------
Net investment income...    316,659     284,753      58,623       2,669      4,040,293
Realized and unrealized
 gain (loss) on
 investments:
 Net realized gain
  (loss) from investment
  transactions:
  Proceeds from sales...  1,256,081   2,597,230     768,131     686,636     31,546,118
  Cost of investments
   sold.................  1,005,412   2,340,779     757,465     622,015     28,766,503
                         ----------  ----------    --------    --------    -----------
                            250,669     256,451      10,666      64,621      2,779,615
 Net unrealized
  appreciation
  (depreciation) of
  investments:
  At end of year........  1,666,563     889,406      44,297     (25,575)    14,365,432
  At beginning of year..    982,236     468,578         --          --       8,817,653
                         ----------  ----------    --------    --------    -----------
                            684,327     420,828      44,297     (25,575)     5,547,779
                         ----------  ----------    --------    --------    -----------
Net gain (loss) on
 investments............    934,996     677,279      54,963      39,046      8,327,394
                         ----------  ----------    --------    --------    -----------
Net increase in net
 assets resulting from
 operations............. $1,251,655  $  962,032    $113,586    $ 41,715    $12,367,687
                         ==========  ==========    ========    ========    ===========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1997

                                        HIGH-GRADE
                          MONEY MARKET     BOND       BALANCED    EQUITY INDEX    GROWTH
                          ------------  -----------  -----------  ------------  -----------
Balances at January 1,
 1997...................  $16,986,272   $10,248,835  $16,645,306  $22,871,121   $17,268,173
Increase in net assets
 resulting from opera-
 tions:
 Net investment income..    1,007,957       711,420    1,751,492      781,881       838,078
 Net realized gain on
  investments...........          --         37,351      669,664    1,952,226     1,406,207
 Net unrealized
  appreciation
  (depreciation) of
  investments...........          --        300,771    1,720,961    6,040,432     2,984,008
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets resulting from
 operations.............    1,007,957     1,049,542    4,142,117    8,774,539     5,228,293
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............   14,421,833     1,377,598    4,587,067    8,423,168     6,911,182
 Transfers for
  terminations..........   (2,115,310)     (434,184)    (500,566)    (896,111)     (535,567)
 Transfers for annuity
  benefits..............          --            --        (2,347)         --         (1,307)
 Net transfers within
  Separate Account B....   (9,842,868)    2,549,350      (95,904)   1,622,451      (345,443)
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..    2,463,655     3,492,764    3,988,250    9,149,508     6,028,865
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets.................    3,471,612     4,542,306    8,130,367   17,924,047    11,257,158
                          -----------   -----------  -----------  -----------   -----------
Balances at December 31,
 1997...................  $20,457,884   $14,791,141  $24,775,673  $40,795,168   $28,525,331
                          ===========   ===========  ===========  ===========   ===========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                STATEMENT OF CHANGES IN NET ASSETS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1997

                                                                   SMALL
                            EQUITY                   HIGH YIELD   COMPANY
                            INCOME     INTERNATIONAL    BOND       GROWTH       TOTAL
                          -----------  ------------- ----------  ----------  ------------
Balances at January 1,
 1997...................  $ 8,837,503   $ 9,291,127  $2,745,296  $2,391,000  $107,284,633
Increase in net assets
 resulting from
 operations:
 Net investment income..      623,101       238,897     427,975       7,849     6,388,650
 Net realized gain on
  investments...........      558,177     1,764,954       5,457     246,420     6,640,456
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    2,716,478    (1,867,378)     89,698     201,985    12,186,955
                          -----------   -----------  ----------  ----------  ------------
Net increase in net
 assets resulting from
 operations.............    3,897,756       136,473     523,130     456,254    25,216,061
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............    4,104,689     3,093,905   3,211,308   2,724,977    48,855,727
 Transfers for
  terminations..........     (485,849)     (578,487)   (561,540)    (68,071)   (6,175,685)
 Transfers for annuity
  benefits..............          --            --          --          --         (3,654)
 Net transfers within
  Separate Account B....    2,081,140      (525,977)  1,911,706   2,645,545           --
                          -----------   -----------  ----------  ----------  ------------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..    5,699,980     1,989,441   4,561,474   5,302,451    42,676,388
                          -----------   -----------  ----------  ----------  ------------
Net increase in net
 assets.................    9,597,736     2,125,914   5,084,604   5,758,705    67,892,449
                          -----------   -----------  ----------  ----------  ------------
Balances at December 31,
 1997...................  $18,435,239   $11,417,041  $7,829,900  $8,149,705  $175,177,082
                          ===========   ===========  ==========  ==========  ============


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1996

                                        HIGH-GRADE
                          MONEY MARKET     BOND       BALANCED    EQUITY INDEX    GROWTH
                          ------------  -----------  -----------  ------------  -----------
Balances at January 1,
 1996...................  $10,812,397   $ 8,977,751  $12,941,393  $14,162,330   $ 9,362,795
Increase in net assets
 resulting from
 operations:
 Net investment income..      638,781       569,844    1,069,457      377,843       721,664
 Net realized gain
  (loss) on investments.          --         (6,839)     401,321      868,504       934,222
 Net unrealized
  appreciation
  (depreciation) of
  investments...........          --       (256,256)     691,602    2,539,435     1,449,121
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets resulting from
 operations.............      638,781       306,749    2,162,380    3,785,782     3,105,007
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............   10,511,308     1,774,783    2,843,338    5,374,799     4,096,267
 Transfers for
  terminations..........   (1,010,844)      (85,829)    (617,555)    (452,158)     (547,857)
 Transfers for annuity
  benefits..............          --            --        (3,326)         --            --
 Net transfers within
  Separate Account B....   (3,965,370)     (724,619)    (680,924)         368     1,251,961
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..    5,535,094       964,335    1,541,533    4,923,009     4,800,371
                          -----------   -----------  -----------  -----------   -----------
Net increase in net
 assets.................    6,173,875     1,271,084    3,703,913    8,708,791     7,905,378
                          -----------   -----------  -----------  -----------   -----------
Balances at December 31,
 1996...................  $16,986,272   $10,248,835  $16,645,306  $22,871,121   $17,268,173
                          ===========   ===========  ===========  ===========   ===========


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                STATEMENT OF CHANGES IN NET ASSETS--(CONTINUED)

                          YEAR ENDED DECEMBER 31, 1996

                                                                  SMALL
                            EQUITY                  HIGH YIELD   COMPANY
                            INCOME    INTERNATIONAL    BOND       GROWTH       TOTAL
                          ----------  ------------- ----------  ----------  ------------
Balances at January 1,
 1996...................  $5,417,621   $5,053,032   $      --   $      --   $ 66,727,319
Increase in net assets
 resulting from
 operations:
 Net investment income..     316,659      284,753       58,623       2,669     4,040,293
 Net realized gain
  (loss) on investments.     250,669      256,451       10,666      64,621     2,779,615
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     684,327      420,828       44,297     (25,575)    5,547,779
                          ----------   ----------   ----------  ----------  ------------
Net increase in net
 assets resulting from
 operations.............   1,251,655      962,032      113,586      41,715    12,367,687
Changes from variable
 annuity contract
 transactions:
 Transfers of net
  premiums..............   2,218,053    2,218,577    1,371,311     743,223    31,151,659
 Transfers for
  terminations..........     (89,349)    (154,927)         (64)       (123)   (2,958,706)
 Transfers for annuity
  benefits..............         --           --           --          --         (3,326)
 Net transfers within
  Separate Account B....      39,523    1,212,413    1,260,463   1,606,185           --
                          ----------   ----------   ----------  ----------  ------------
Net increase in net
 assets derived from
 variable annuity
 contract transactions..   2,168,227    3,276,063    2,631,710   2,349,285    28,189,627
                          ----------   ----------   ----------  ----------  ------------
Net increase in net
 assets.................   3,419,882    4,238,095    2,745,296   2,391,000    40,557,314
                          ----------   ----------   ----------  ----------  ------------
Balances at December 31,
 1996...................  $8,837,503   $9,291,127   $2,745,296  $2,391,000  $107,284,633
                          ==========   ==========   ==========  ==========  ============


See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

1. ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

  First Providian Life and Health Insurance Company Separate Account B (the "Separate Account") is a separate account of First Providian Life and Health Insurance Company ("FPLH"), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account was es-tablished for the purpose of funding variable annuity contracts issued by FPLH.

  Prior to June 10, 1997, FPLH was an indirect, wholly owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of FPLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving cor-poration in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

  FPLH expects to merge with AUSA Life Insurance Company, an affiliate, in 1998. Upon approval and completion of the merger, AUSA Life Insurance Company will be the surviving company.

  As of December 31, 1997, the Separate Account has nine subaccounts which in-vest exclusively in shares of a corresponding portfolio of the Vanguard Vari-able Insurance Fund (the "Fund"), an open-end diversified investment company offered by The Vanguard Group, Inc. ("Vanguard").

  The portfolios available in the Fund as of December 31, 1997 are as follows:

VANGUARD VARIABLE INSURANCE FUND
Money Market Portfolio
High-Grade Bond Portfolio
Balanced Portfolio
Equity Index Portfolio
Growth Portfolio
Equity Income Portfolio
International Portfolio
High Yield Bond Portfolio
Small Company Growth Portfolio

  Each portfolio has different investment objectives and policies as outlined in the prospectus of the Separate Account. There is no assurance that a port-folio will achieve its stated investment objective.

  The contract owner's initial premium is automatically allocated to the Money Market Subaccount until the end of the free look period (typically a minimum of ten days or, for replacement, 20 days). Subsequent to the free look period and a five day grace period, a contract owner may allocate all or a portion of the initial premium and additional premiums, if any, to one or more subaccounts of the Separate Account.

INVESTMENTS

  The Separate Account purchases shares of the portfolios at net asset value in connection with premium payments allocated to the subaccounts in accordance with contract owners' directions and redeems shares of the port-

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

folios to process transfers and to meet policy contract obligations. Gains and losses resulting from the redemption of shares are computed on the basis of average cost. Investment transactions are recorded on the trade dates.

  All dividends and capital gains earned on the portfolios are reinvested in the portfolios and are reflected in the unit values of the subaccounts of the Separate Account.

  Investments in the portfolios are valued at market which is calculated daily on each day the New York Stock Exchange is open for trading. Income and both realized and unrealized gains or losses from assets of each subaccount will be credited to, or charged against, that subaccount without regard to income, gains or losses from any other subaccount of the Separate Account or arising out of any other business FPLH may conduct.

  The contract's accumulated value varies with the investment performance of the corresponding portfolios. Investment results are not guaranteed by the Separate Account or FPLH.

  Although the assets in the Separate Account are the property of FPLH, the assets in the Separate Account attributable to the contracts cannot be used to discharge the liabilities arising out of any other business which FPLH may conduct. The assets of the Separate Account are available to cover the general liabilities of FPLH only to the extent that the Separate Account's assets ex-ceed its liabilities under the contracts.

2. INVESTMENTS

  The following is a summary of shares and amounts outstanding for each of the respective portfolios as of December 31, 1997 and 1996:

                                                     DECEMBER 31, 1997
                                           -------------------------------------
                                                          NET ASSET     FAIR
PORTFOLIO                                      SHARES       VALUE      VALUE
---------                                  -------------- --------- ------------
Money Market.............................. 20,448,431.510  $ 1.00   $ 20,448,432
High-Grade Bond...........................  1,382,585.888   10.70     14,793,669
Balanced..................................  1,457,878.471   17.00     24,783,934
Equity Index..............................  1,605,235.995   25.42     40,805,099
Growth....................................  1,321,280.694   21.60     28,539,663
Equity Income.............................    982,023.376   18.78     18,442,399
International.............................    888,861.868   12.85     11,421,875
High Yield Bond...........................    739,433.617   10.59      7,830,602
Small Company Growth......................    743,864.964   10.96      8,152,760
                                                                    ------------
                                                                    $175,218,433
                                                                    ============

                                                     DECEMBER 31, 1996
                                           -------------------------------------
                                                          NET ASSET     FAIR
PORTFOLIO                                      SHARES       VALUE      VALUE
---------                                  -------------- --------- ------------
Money Market.............................. 16,979,591.191  $ 1.00   $ 16,979,591
High-Grade Bond...........................    983,064.587   10.43     10,253,364
Balanced..................................  1,109,732.540   15.01     16,657,085
Equity Index..............................  1,170,093.530   19.55     22,875,329
Growth....................................    976,647.283   17.69     17,276,890
Equity Income.............................    605,539.909   14.60      8,840,883
International.............................    729,622.842   12.74      9,295,395
High Yield Bond...........................    265,808.560   10.33      2,745,802
Small Company Growth......................    246,313.599    9.71      2,391,705
                                                                    ------------
                                                                    $107,316,044
                                                                    ============

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  The aggregate cost of shares purchased during the years ended December 31, 1997 and 1996 for each of the respective portfolios is as follows:

                                                            1997        1996
                                                        ------------ -----------
Money Market........................................... $ 34,666,264 $19,420,627
High-Grade Bond........................................    6,371,639   3,335,200
Balanced...............................................    9,079,200   4,914,940
Equity Index...........................................   17,128,496   9,918,289
Growth.................................................   12,851,356   9,785,079
Equity Income..........................................    8,758,544   3,743,104
International..........................................    9,663,673   6,160,156
High Yield Bond........................................    9,387,604   3,458,971
Small Company Growth...................................    9,851,109   3,039,296
                                                        ------------ -----------
                                                        $117,757,885 $63,775,662
                                                        ============ ===========

3. FEDERAL INCOME TAXES

  Operations of the Separate Account are included in the federal income tax return of FPLH, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Sepa-rate Account.

4. ADVISORY AND SERVICE FEES

  Vanguard furnishes corporate management, administrative, marketing and dis-tribution services. Additionally, Vanguard furnishes investment advisory serv-ices to certain Funds' portfolios. The net asset value of the portfolios is net of the advisory and service fees.

5. EXPENSES

  An annual charge is deducted from the unit values of the subaccounts of the Separate Account for FPLH's assumption of certain mortality and expense risks incurred in connection with the contract and for the cost of administering the contract. It is assessed daily based on the Fund's combined net assets attrib-utable to the Separate Account and Separate Account IV of Providian Life and Health Insurance Company ("PLH"), an affiliate of FPLH. For the year ended De-cember 31, 1995 and through April 29, 1996, the annual rate on the first $500 million of combined net assets in the Fund was .45% and was .40% on the next $250 million of combined net assets in the Fund. This charge was reduced in various increments to .30% on combined net assets in the Fund in excess of $1.5 billion. Effective April 30, 1996 and through November 30, 1997, the an-nual rate changed to .375% on the first $1.5 billion of combined net assets in the Fund and is reduced to .30% of combined net assets in the Fund in excess of $1.5 billion. Effective December 1, 1997, the annual rate changed to .30% on the first $2.5 billion of combined net assets in the Fund, is reduced to
 .28% of combined net assets in the Fund over $2.5 billion and up to $5 bil-lion, and is further reduced to .27% of combined net assets in the Fund in ex-cess of $5 billion.

  For the years ended December 31, 1997 and 1996, the effective annual rate for this mortality and expense charge was .33% and .37%, respectively, and the total charge was $485,197 and $319,868, respectively.

  In addition, an annual administrative charge of .10% is deducted from the unit value of the subaccounts of the Separate Account. This charge is assessed daily by Vanguard based on the Fund's net assets attributable to the Separate Account and Separate Account IV of PLH. Additionally, an annual maintenance fee of $25 per contract

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is de-ducted proportionately from the contract's accumulated value. These deductions represent reimbursement to Vanguard for the costs expected to be incurred for issuing and maintaining each contract and the Separate Account. The total of these costs for the years ended December 31, 1997 and 1996 was $120,237 and $66,197, respectively.

6. CONTRACT OWNER TRANSACTIONS

  Transactions with contract owners during 1997 and 1996 and end of period values for each of the respective subaccounts were as follows:

                                                   1997              1996
                                             ----------------  ----------------
MONEY MARKET
Outstanding units at beginning of period....   13,589,800.233     9,080,164.861
Issuance of units...........................   26,256,533.646    15,271,388.654
Redemption of units.........................  (24,273,458.794)  (10,761,753.282)
                                             ----------------  ----------------
Outstanding units at end of period..........   15,572,875.085    13,589,800.233
                                             ================  ================
End of period:
 Unit value................................. $       1.313687  $       1.249928
                                             ================  ================
 Subaccount value........................... $     20,457,884  $     16,986,272
                                             ================  ================
HIGH-GRADE BOND
Outstanding units at beginning of period....      688,685.283       621,861.498
Issuance of units...........................      361,675.682       189,611.380
Redemption of units.........................     (138,380.457)     (122,787.595)
                                             ----------------  ----------------
Outstanding units at end of period..........      911,980.508       688,685.283
                                             ================  ================
End of period:
 Unit value................................. $      16.218703  $      14.881740
                                             ================  ================
 Subaccount value........................... $     14,791,141  $     10,248,835
                                             ================  ================
BALANCED
Outstanding units at beginning of period....      852,209.437       766,458.776
Issuance of units...........................      332,091.843       211,350.350
Redemption of units.........................     (149,646.867)     (125,599.689)
                                             ----------------  ----------------
Outstanding units at end of period..........    1,034,654.413       852,209.437
                                             ================  ================
End of period:
 Unit value................................. $      23.945844  $      19.531943
                                             ================  ================
 Subaccount value........................... $     24,775,673  $     16,645,306
                                             ================  ================
EQUITY INDEX
Outstanding units at beginning of period....    1,034,963.491       783,606.794
Issuance of units...........................      624,661.863       474,338.097
Redemption of units.........................     (267,342.618)     (222,981.400)
                                             ----------------  ----------------
Outstanding units at end of period..........    1,392,282.736     1,034,963.491
                                             ================  ================
End of period:
 Unit value................................. $      29.300922  $      22.098481
                                             ================  ================
 Subaccount value........................... $     40,795,168  $     22,871,121
                                             ================  ================

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                                       1997           1996
                                                  --------------  -------------
GROWTH
Outstanding units at beginning of period.........    906,140.118    620,485.748
Issuance of units................................    558,643.385    526,957.808
Redemption of units..............................   (277,928.123)  (241,303.438)
                                                  --------------  -------------
Outstanding units at end of period...............  1,186,855.380    906,140.118
                                                  ==============  =============
End of period:
 Unit value...................................... $    24.034378  $   19.056846
                                                  ==============  =============
 Subaccount value................................ $   28,525,331  $  17,268,173
                                                  ==============  =============
EQUITY INCOME
Outstanding units at beginning of period.........    525,405.637    380,466.275
Issuance of units................................    412,755.767    225,146.289
Redemption of units..............................   (118,921.677)   (80,206.927)
                                                  --------------  -------------
Outstanding units at end of period...............    819,239.727    525,405.637
                                                  ==============  =============
End of period:
 Unit value...................................... $    22.502863  $   16.820343
                                                  ==============  =============
 Subaccount value................................ $   18,435,239  $   8,837,503
                                                  ==============  =============
INTERNATIONAL
Outstanding units at beginning of period.........    697,571.102    432,692.144
Issuance of units................................    658,115.586    467,326.158
Redemption of units..............................   (522,836.330)  (202,447.200)
                                                  --------------  -------------
Outstanding units at end of period...............    832,850.358    697,571.102
                                                  ==============  =============
End of period:
 Unit value...................................... $    13.708394  $   13.319255
                                                  ==============  =============
 Subaccount value................................ $   11,417,041  $   9,291,127
                                                  ==============  =============
HIGH YIELD BOND
Outstanding units at beginning of period.........    252,538.898            --
Issuance of units................................    779,271.325    324,832.566
Redemption of units..............................   (386,577.523)   (72,293.668)
                                                  --------------  -------------
Outstanding units at end of period...............    645,232.700    252,538.898
                                                  ==============  =============
End of period:
 Unit value...................................... $    12.135002  $   10.870783
                                                  ==============  =============
 Subaccount value................................ $    7,829,900  $   2,745,296
                                                  ==============  =============
SMALL COMPANY GROWTH
Outstanding units at beginning of period.........    245,862.203            --
Issuance of units................................    921,518.831    317,488.323
Redemption of units..............................   (424,466.620)   (71,626.120)
                                                  --------------  -------------
Outstanding units at end of period...............    742,914.414    245,862.203
                                                  ==============  =============
End of period:
 Unit value...................................... $    10.969911  $    9.724958
                                                  ==============  =============
 Subaccount value................................ $    8,149,705  $   2,391,000
                                                  ==============  =============

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

7. NET ASSETS

  Net assets at December 31, 1997 for each of the respective subaccounts are summarized in the following tables:

                                         HIGH-GRADE
                          MONEY MARKET      BOND       BALANCED   EQUITY INDEX    GROWTH
                          ------------- ------------- ----------- ------------ ------------
Contract owner
 transactions...........   $18,080,284   $12,213,143  $15,133,347 $24,796,887  $ 17,856,388
Accumulated net
 investment income......     2,377,600     2,141,006    3,821,988   1,704,258     1,753,786
Accumulated net realized
 gain (loss) on
 investments............           --        (64,996)   1,164,041   3,052,678     2,477,874
Net unrealized
 appreciation on
 investments............           --        501,988    4,656,297  11,241,345     6,437,283
                           -----------   -----------  ----------- -----------  ------------
                           $20,457,884   $14,791,141  $24,775,673 $40,795,168  $ 28,525,331
                           ===========   ===========  =========== ===========  ============
                                                      HIGH YIELD    COMPANY
                          EQUITY INCOME INTERNATIONAL    BOND        GROWTH       TOTAL
                          ------------- ------------- ----------- ------------ ------------
Contract owner
 transactions...........   $11,992,251   $ 9,767,242  $ 7,193,184 $ 7,651,736  $124,684,462
Accumulated net
 investment income......     1,261,010       573,485      486,598      10,518    14,130,249
Accumulated net realized
 gain on investments....       798,937     2,054,286       16,123     311,041     9,809,984
Net unrealized
 appreciation
 (depreciation) on
 investments............     4,383,041      (977,972)     133,995     176,410    26,552,387
                           -----------   -----------  ----------- -----------  ------------
                           $18,435,239   $11,417,041  $ 7,829,900 $ 8,149,705  $175,177,082
                           ===========   ===========  =========== ===========  ============

8. YEAR 2000 (UNAUDITED)

  CGC's parent has adopted and has in place a Year 2000 Assessment and Plan-ning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. CGC and FPLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. CGC and FPLH do not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, CGC and FPLH have undertaken communications with their significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues as-sociated with the Year 2000 will be resolved with no material financial impact on CGC and FPLH.

  Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known un-til the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with ap-propriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete suc-cess. Notwithstanding the efforts or results of CGC and FPLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowledge or con-trol.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS

  Part A None

  Part B Audited Financial Statements
      First Providian Life & Health Insurance Company Separate Account B

      Years ended December 31, 1997 and 1996 with Report of Independent Au-ditors/4/

      Audited Financial Statements--Statutory-Basis
      First Providian Life & Health Insurance Company

      Years ended December 31, 1997 and 1996 with Report of Independent Au-ditors/4/

  Part C None

  (B) EXHIBITS
  (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian") authorizing establishment of the Separate Account./3/
  (2)  Not Applicable.
  (3)  Not Applicable.
  (4)  Form of variable annuity contract/1/
  (5)  Form of application/1/
  (6)  (a) Amended and Restated Charter of First Providian/3/
       (b) By-Laws of First Providian as amended February 28, 1995/3/
  (7)  Not applicable.
  (8) (a) Form of Participation Agreement for the Vanguard Variable Insurance Fund/1/
       (b) First Amendment to Participation, Market Consulting and Administra-tion Agreement/2/

       (c) Administration Services Agreement/4/
  (9)  (a) Opinion and Consent of Counsel/4/
       (b) Consent of Counsel/4/
  (10) Consent of Independent Auditors/4/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.
  (13) Performance computation/2/
  (14) Not applicable.
--------
/1/Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of National Home Life Assurance Company Separate Account IV, File No. 33-36073.
/2/Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account B, File No. 33-39946.
/3/Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account C, File No. 33-94204.

/4/Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS:

President....................................... David G. Rekoski
Senior Vice President........................... Edward A. Biemer
Senior Vice President........................... Thomas P. Bowie
Executive Vice President........................ William L. Busler
Treasurer....................................... Martha A. McConnell
Vice President.................................. Brian Alford
Vice President.................................. Nathan C. Anguiano
Vice President.................................. Frank A. Camp
Vice President.................................. Jane A. Coyne
Vice President.................................. Carolyn M. Johnson
Vice President, Secretary & Assoc. Gen.          Susan E. Martin
Counsel.........................................
Vice President & Assistant Treasurer............ John A. Mazzuca
Vice President.................................. Daniel C. Mohwinkel
Vice President.................................. Maureen E. Nielsen
Vice President.................................. Thomas B. Nesspor
Vice President.................................. Larry N. Norman
Vice President.................................. G. Eric O'Brien
Vice President.................................. Daniel H. Odum
Vice President and Actuary...................... John C. Prestwood, Jr.
Vice President.................................. Gary H. Scott
Vice President.................................. Douglas A. Sarcia
Vice President.................................. Brian A. Smith
Vice President and Consumer Services Officer.... Rosalie M. Smith
Vice President.................................. Colleen M. Tobiason
Vice President.................................. William A. Waldie, Jr.
Vice President.................................. Michael A. Wapp
Vice President & Actuary........................ Ronald L. Ziegler
Assistant Vice President & Qualified Actuary.... Michael A. Cioffi
Assistant Vice President........................ Kimberly A. Cushing
Assistant Vice President........................ Mary Ellen Fahringer
Assistant Vice President........................ JoAnn Herndon
Assistant Vice President--Information            Walt Kristik
Technology......................................
Assistant Vice President........................ Patricia A. Lukacs
Assistant Vice President........................ William R. Maurer
Assistant Vice President........................ Robert E. Payne
Assistant Vice President........................ Teresa Stolba
Assistant Treasurer............................. Brenda Clancy
Assistant Treasurer............................. William C. White, IV
Assistant Controller............................ Paul J. Lukacs
Assistant Controller............................ Joseph C. Noone
Second Vice President........................... Amy E. Anders
Second Vice President........................... Cindy L. Chanley
Second Vice President........................... George E. Claiborne, Jr.
Second Vice President........................... Michele M. Coan
Second Vice President........................... Karen H. Fleming
Second Vice President........................... Michael F. Lane
Second Vice President........................... Frank J. Rosa
Second Vice President/Investments............... David L. Blankenship
Second Vice President/Investments............... C. Ray Brewer
Second Vice President/Investments............... Kirk W. Buese
Second Vice President/Investments............... William S. Cook
Second Vice President/Investments............... Deborah A. Dias
Second Vice President/Investments............... Lee W. Eastland

Second Vice President/Investments............... Donald E. Flynn
Second Vice President/Investments............... Eric B. Goodman
Second Vice President/Investments............... James Grant
Second Vice President/Investments............... David R. Halfpap
Second Vice President/Investments............... Robert L. Hansen
Second Vice President/Investments............... Donna L. Heitzman
Second Vice President/Investments............... David W. Hopewell
Second Vice President/Investments............... Frederick B. Howard
Second Vice President/Investments............... Claudia E. Jackson
Second Vice President/Investments............... Jon D. Kettering
Second Vice President/Investments............... Tim Kuussalo
Second Vice President/Investments............... David J. Ludke
Second Vice President/Investments............... James D. MacKinnon
Second Vice President/Investments............... Jeffrey T. McGlaun
Second Vice President/Investments............... Paul D. Meir
Second Vice President/Investments............... Thomas L. Nordstrom
Second Vice President/Investments............... Ralph M. O'Brien
Second Vice President/Investments............... Douglas H. Owen, Jr.
Second Vice President/Investments............... Dennis Roland
Second Vice President/Investments............... James D. Ross
Second Vice President/Investments............... J. Alan Schork
Second Vice President/Investments............... Lindsay Schumacher
Second Vice President/Investments............... Michael B. Shaffer
Second Vice President/Investments............... Clifford Sheets
Second Vice President/Investments............... Michael B. Simpson
Second Vice President/Investments............... Jon L. Skaggs
Second Vice President/Investments............... Elizabeth A. Smedley
Second Vice President/Investments............... Michael S. Smith
Second Vice President/Investments............... Bradley L. Stofferahn
Second Vice President/Investments............... Randall K. Waddell
Second Vice President/Investments............... Marcia E. Weiland
Second Vice President/Investments............... Tammy C. Wetterer
Second Vice President and Assistant Secretary... Edward P. Reiter
Assistant Secretary............................. L. Jude Clark
Assistant Secretary............................. Colleen S. Lyons
Assistant Secretary............................. Mary Ann Malinyak
Assistant Secretary............................. John F. Reesor
Assistant Secretary............................. Mary L. Schaefer
Assistant Secretary............................. Kimberly A. Scouller
Assistant Secretary............................. R. Michael Slaven
Product Compliance Officer...................... James T. Bradley

DIRECTORS:

I. Donald Britton                   John C. Prestwood, Jr.
Patricia A. Collins                 Rosalie M. Smith
Jeffrey H. Goldberger               Thomas B. Nesspor
Susan E. Martin                     David G. Rekoski
Brian B. Perry                      Craig D. Vermie

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, First Providian Life & Health Insurance Company ("First Providian"), is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of First Providian.

 The following chart indicates the persons controlled by or under common con-trol with First Providian Life & Health Insurance Company.

                              JURISDICTION OF        PERCENT OF VOTING
          NAME                 INCORPORATION          SECURITIES OWNED            BUSINESS
          ----                ---------------        -----------------            --------
AEGON N.V.                Netherlands Corporation 53.63% of Vereniging     Holding company
                                                   AEGON Netherlands
                                                   Membership Association
Groninger Financieringen  Netherlands Corporation 100% of AEGON N.V.       Holding company
 B.V.                                              Netherlands Corporation
AEGON Netherland N.V.     Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
AEGON Nevak Holding B.V.  Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
AEGON International N.V.  Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
Voting Trust Trustees:    Delaware                                         Voting Trust
 K.J. Storm
 Donald J. Shepard H.B.
 Van Wijk Dennis Hersch
AEGON U.S. Holding        Delaware                100% of Voting Trust     Holding company
 Corporation
Short Hills Management    New Jersey              100% of AEGON U.S.       Holding company
 Company                                           Holding Corporation
CORPA Reinsurance         New York                100% of AEGON U.S.       Holding company
 Company                                           Holding Corporation
AEGON Management Company  Indiana                 100% of AEGON U.S.       Holding company
                                                   Holding Corporation
RCC North America Inc.    Delaware                100% of AEGON U.S.       Holding company
                                                   Holding Corporation
AEGON USA, Inc.           Iowa                    100% AEGON U.S. Holding  Holding company
                                                   Corporation
AUSA Holding Company      Maryland                100% AEGON USA, Inc.     Holding company
Monumental General        Maryland                100% AUSA Holding Co.    Holding company
 Insurance Group, Inc.
Trip Mate Insurance       Kansas                  100% Monumental General  Sale/admin. of travel
 Agency, Inc.                                      Insurance Group, Inc.    insurance
Monumental General        Maryland                100% Monumental General  Provides management
 Administrators, Inc.                              Insurance Group, Inc.    srvcs. to unaffiliated
                                                                            third party
                                                                            administrator
Executive Management and  Maryland                100% Monumental General  Provides actuarial
 Consultant Services,                              Administrators, Inc.     consulting services
 Inc.
Monumental General Mass   Maryland                100% Monumental General  Marketing arm for sale
 Marketing, Inc.                                   Insurance Group, Inc.    of mass marketed
                                                                            insurance coverages
Diversified Investment    Delaware                100% AUSA Holding Co.    Registered investment
 Advisors, Inc.                                                             advisor
Diversified Investors     Delaware                100% Diversified         Broker-Dealer
 Securities Corp.                                  Investment Advisors,
                                                   Inc.
AEGON USA Securities,     Iowa                    100% AUSA Holding Co.    Broker-Dealer
 Inc.

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------             --------
Supplemental Ins.           Tennessee     100% AUSA Holding Co.    Insurance
 Division, Inc.
Creditor Resources, Inc.    Michigan      100% AUSA Holding Co.    Credit insurance
CRC Creditor Resources      Canada        100% Creditor Resources, Insurance agency
 Canadian Dealer Network                   Inc.
 Inc.
AEGON USA Investment        Iowa          100% AUSA Holding Co.    Investment advisor
 Management, Inc.
AEGON USA Realty            Iowa          100% AUSA Holding Co.    Provides real estate
 Advisors, Inc.                                                     administrative and real
                                                                    estate investment
                                                                    services
Quantra Corporation         Delaware      100% AEGON USA Realty    Real estate and
                                           Advisors, Inc.           financial software
                                                                    production and sales
Quantra Software            Delaware      100% Quantra Corporation Manufacture and sell
 Corporation                                                        mortgage loan and
                                                                    security management
                                                                    software
Landauer Realty             Iowa          100% AEGON USA Realty    Real estate counseling
 Advisors, Inc.                            Advisors, Inc.
Landauer Associates,        Delaware      100% AEGON USA Realty    Real estate counseling
 Inc.                                      Advisors, Inc.
Realty Information          Iowa          100% AEGON USA Realty    Information Systems for
 Systems, Inc.                             Advisors, Inc.           real estate investment
                                                                    management
AEGON USA Realty            Iowa          100% AEGON USA Realty    Real estate management
 Management, Inc                           Advisors, Inc.
USP Real Estate             Iowa          21.89% First AUSA Life   Real estate investment
 Investment Trust                          Ins. Co.                 trust
                                          13.11% PFL Life Ins. Co.
                                          4.86% Bankers United
                                           Life Assurance Co.
Cedar Income Fund, Ltd.     Iowa          16.73% PFL Life Ins. Co. Real estate investment
                                                                    trust
                                          3.77% Bankers United
                                           Life Assurance Company
                                          3.38% Life Investors Co.
                                           of America
                                          1.97% AEGON USA Realty
                                           Advisors, Inc.
                                          .18% First AUSA Life
                                           Ins. Co.
RCC Properties Limited      Iowa          AEGON USA Realty         Limited Partnership
 Partnership                               Advisors, Inc. is
                                           General Partner and 5%
                                           owner.
AUSA Financial Markets,     Iowa          100% AUSA Holding Co.    Marketing
 Inc.
Endeavor Investment         California    49.9% AUSA Financial     General Partnership
 Advisors                                  Markets, Inc.
Universal Benefits          Iowa          100% AUSA Holding Co.    Third party
 Corporation                                                        administrator
Investors Warranty of       Iowa          100% AUSA Holding Co.    Provider of automobile
 America, Inc.                                                      extended maintenance
                                                                    contracts
Massachusetts Fidelity      Iowa          100% AUSA Holding Co.    Trust company
 Trust Co.
Money Services, Inc.        Delaware      100% AUSA Holding Co.    Provides financial
                                                                    counseling for
                                                                    employees and agents of
                                                                    affiliated companies

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Zahorik Company, Inc.      California     100% AUSA Holding Co.  Broker-Dealer
ZCI, Inc.                  Alabama        100% Zahorik Company,  Insurance agency
                                           Inc.
AEGON Asset Management     Delaware       100% AUSA Holding Co.  Registered investment
 Services, Inc.                                                   advisor
Intersecurities, Inc.      Delaware       100% AUSA Holding Co.  Broker-Dealer
ISI Insurance Agency,      California     100% Intersecurities,  Insurance agency
 Inc.                                      Inc.
ISI Insurance Agency of    Ohio           100% ISI Insurance     Insurance agency
 Ohio, Inc.                                Agency, Inc.
ISI Insurance Agency of    Texas          100% ISI Insurance     Insurance agency
 Texas, Inc.                               Agency, Inc.
ISI Insurance Agency of    Massachusetts  100% ISI Insurance     Insurance Agency
 Massachusetts, Inc.                       Agency Inc.
Associated Mariner         Michigan       100% Intersecurities,  Holding co./management
 Financial Group, Inc.                     Inc.                   services
Mariner Financial          Michigan       100% Associated        Broker/Dealer
 Services, Inc.                            Mariner Financial
                                           Group, Inc.
Mariner Planning           Michigan       100% Mariner           Financial planning
 Corporation                               Financial Services,
                                           Inc.
Associated Mariner         Michigan       100% Associated        Insurance agency
 Agency, Inc.                              Mariner Financial
                                           Group, Inc.
Associated Mariner         Hawaii         100% Associated        Insurance agency
 Agency of Hawaii, Inc.                    Mariner Agency, Inc.
Associated Mariner Ins.    Massachusetts  100% Associated        Insurance agency
 Agency of                                 Mariner Agency, Inc.
 Massachusetts, Inc.
Associated Mariner         Ohio           100% Associated        Insurance agency
 Agency Ohio, Inc.                         Mariner Agency, Inc.
Associated Mariner         Texas          100% Associated        Insurance agency
 Agency Texas, Inc.                        Mariner Agency, Inc.
Associated Mariner         New Mexico     100% Associated        Insurance agency
 Agency New Mexico, Inc.                   Mariner Agency, Inc.
Mariner Mortgage Corp.     Michigan       100% Associated        Mortgage origination
                                           Mariner Financial
                                           Group, Inc.
Idex Investor Services,    Florida        100% AUSA Holding Co.  Shareholder services
 Inc.
Idex Management, Inc.      Delaware       50% AUSA Holding Co.   Investment advisor
                                          50% Janus Capital
                                           Corp.
IDEX II Series Fund        Massachusetts  Various                Mutual fund
IDEX Fund                  Massachusetts  Various                Mutual fund
IDEX Fund 3                Massachusetts  Various                Mutual fund
First AUSA Life            Maryland       100% AEGON USA, Inc.   Insurance holding
 Insurance Company                                                company
AUSA Life Insurance        New York       100% First AUSA Life   Insurance
 Company, Inc.                             Insurance Company
Life Investors Insurance   Iowa           100% First AUSA Life   Insurance
 Company of America                        Ins. Co.
Bankers United Life        Iowa           100% Life Investors    Insurance
 Assurance Company                         Ins. Company of
                                           America
Life Investors Agency      Iowa           100% Life Investors    Marketing
 Group, Inc.                               Ins. Company of
                                           America
PFL Life Insurance         Iowa           100% First AUSA Life   Insurance
 Company                                   Ins. Co.

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
AEGON Financial Services   Minnesota      100% PFL Life          Marketing
 Group, Inc.                               Insurance Co.
AEGON Assignment           Kentucky       100% AEGON Financial   Administrator of
 Corporation                               Services Group, Inc.   structured settlements
Southwest Equity Life      Arizona        100% of Common Voting  Insurance
 Ins. Co.                                  Stock First AUSA Life
                                           Ins. Co.
Iowa Fidelity Life         Arizona        100% of Common Voting  Insurance
 Insurance Co.                             Stock First AUSA Life
                                           Ins. Co.
Western Reserve Life       Ohio           100% First AUSA Life   Insurance
 Assurance Co. of Ohio                     Ins. Co.
WRL Series Fund, Inc.      Maryland       Various                Mutual fund
WRL Investment Services,   Florida        100% Western Reserve   Provides administration
 Inc.                                      Life Assurance Co. of  for affiliated mutual
                                           Ohio                   fund
WRL Investment             Florida        100% Western Reserve   Registered investment
 Management, Inc.                          Life Assurance Co. of  advisor
                                           Ohio
Monumental Life            Maryland       100% First AUSA Life   Insurance
 Insurance Co.                             Ins. Co.
AEGON Special Markets      Maryland       100% Monumental Life   Marketing
 Group, Inc.                               Ins. Co.
Monumental General         Maryland       100% First AUSA Life   Insurance
 Casualty Co.                              Ins. Co.
United Financial           Maryland       100% First AUSA Life   General agency
 Services, Inc.                            Ins. Co.
Bankers Financial Life     Arizona        100% First AUSA Life   Insurance
 Ins. Co.                                  Ins. Co.
The Whitestone             Maryland       100% First AUSA Life   Insurance agency
 Corporation                               Ins. Co.
Cadet Holding Corp.        Iowa           100% First AUSA Life   Holding company
                                           Insurance Company
Commonwealth General       Delaware       100% AEGON USA, Inc.   Holding company
 Corporation ("CGC")
PB Series Trust            Massachusetts  N/A                    Mutual fund
Monumental Agency Group,   Kentucky       100% CGC               Provider of srvcs. to
 Inc.                                                             ins. cos.
Benefit Plans, Inc.        Delaware       100% CGC               TPA for Peoples Security
                                                                  Life Insurance Company
Durco Agency, Inc.         Virginia       100% Benefit Plans,    General agent
                                           Inc.
Commonwealth General.      Kentucky       100% CGC               Administrator of
 Assignment Corporation                                           structured settlements
Providian Financial        Pennsylvania   100% CGC               Financial services
 Services, Inc.
AFSG Securities            Pennsylvania   100% CGC               Broker-Dealer
 Corporation
PB Investment Advisors,    Delaware       100% CGC               Registered investment
 Inc.                                                             advisor
Diversified Financial      Delaware       100% CGC               Provider of investment,
 Products Inc.                                                    marketing and admin.
                                                                  services to ins. cos.

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------             --------
AEGON USA Real Estate     Delaware        100% Diversified         Real estate and mortgage
 Services, Inc.                            Financial Products Inc   holding company
Capital Real Estate       Delaware        100% CGC                 Furniture and equipment
 Development Corporation                                            lessor
Capital General           Delaware        100% CGC                 Holding company
 Development Corporation
Commonwealth Life         Kentucky        100% Capital General     Insurance company
 Insurance Company                         Development Corporation
Agency Holding I, Inc.    Delaware        100% Commonwealth Life   Investment subsidiary
                                           Insurance Company
Agency Investments I,     Delaware        100% Agency Holding I,   Investment subsidiary
 Inc.                                      Inc.
Peoples Security Life     North Carolina  100% Capital General     Insurance company
 Insurance Company                         Development Corporation
Ammest Realty             Texas           100% Peoples Security    Special purpose
 Corporation                               Life Insurance Company   subsidiary
Agency Holding II, Inc.   Delaware        100% Peoples Security    Investment subsidiary
                                           Life Insurance Company
Agency Investments II,    Delaware        100% Agency Holding II,  Investment subsidiary
 Inc.                                      Inc.
Agency Holding III, Inc.  Delaware        100% Peoples Security    Investment subsidiary
                                           Life Insurance Company
Agency Investments III,   Delaware        100% Agency Holding III, Investment subsidiary
 Inc.                                      Inc.
JMH Operating Company,    Mississippi     100% Peoples Security    Real estate holdings
 Inc.                                      Life Insurance Company
Capital Security Life     North Carolina  100% Capital General     Insurance company
 Ins. Co.                                  Development Corporation
Independence Automobile   Florida         100% Capital Security    Automobile Club
 Association, Inc.                         Life Insurance Company
Independence Automobile   Georgia         100% Capital Security    Automobile Club
 Club, Inc.                                Life Insurance Company
Capital 200 Block         Delaware        100% CGC                 Real estate holdings
 Corporation
Capital Broadway          Kentucky        100% CGC                 Real estate holdings
 Corporation
Southlife, Inc.           Tennessee       100% CGC                 Investment subsidiary
Ampac Insurance Agency,   Pennsylvania    100% CGC                 Provider of management
 Inc. (EIN 23-1720755)                                              support services
National Home Life        Pennsylvania    100% Ampac Insurance     Special-purpose
 Corporation                               Agency, Inc.             subsidiary
Compass Rose Development  Pennsylvania    100% Ampac Insurance     Special-purpose
 Corporation                               Agency, Inc.             subsidiary
Association Consultants,  Illinois        100% Ampac Insurance     TPA license-holder
 Inc.                                      Agency, Inc.
Valley Forge Associates,  Pennsylvania    100% Ampac Insurance     Furniture & equipment
 Inc.                                      Agency, Inc.             lessor
Veterans Benefits Plans,  Pennsylvania    100% Ampac Insurance     Administrator of group
 Inc.                                      Agency, Inc.             insurance programs
Veterans Insurance        Delaware        100% Ampac Insurance     Special-purpose
 Services, Inc.                            Agency, Inc.             subsidiary
Financial Planning        Dist. Columbia  100% Ampac Insurance     Special-purpose
 Services, Inc.                            Agency, Inc.             subsidiary
Providian Auto and Home   Missouri        100% CGC                 Insurance company
 Insurance Company

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED           BUSINESS
          ----            ---------------   -----------------           --------
Academy Insurance Group,  Delaware        100% CGC               Holding company
 Inc.
Academy Life              Missouri        100% Academy Insurance Insurance company
 Insurance Co.                             Group, Inc.
Pension Life Insurance    New Jersey      100% Academy Insurance Insurance company
 Company of America                        Group, Inc.
Academy Services, Inc.    Delaware        100% Academy Insurance Special-purpose
                                           Group, Inc.            subsidiary
Ammest Development Corp.  Kansas          100% Academy Insurance Special-purpose
 Inc.                                      Group, Inc.            subsidiary
Ammest Insurance Agency,  California      100% Academy Insurance General agent
 Inc.                                      Group, Inc.
Ammest Massachusetts      Massachusetts   100% Academy Insurance Special-purpose
 Insurance Agency, Inc.                    Group, Inc.            subsidiary
Ammest Realty, Inc.       Pennsylvania    100% Academy Insurance Special-purpose
                                           Group, Inc.            subsidiary
Ampac, Inc.               Texas           100% Academy Insurance Managing general agent
                                           Group, Inc.
Ampac Insurance Agency,   Pennsylvania    100% Academy Insurance Special-purpose
 Inc.                                      Group, Inc.            subsidiary
 (EIN 23-2364438)
Data/Mark Services, Inc.  Delaware        100% Academy Insurance Provider of mgmt.
                                           Group, Inc.            services
Force Financial Group,    Delaware        100% Academy Insurance Special-purpose
 Inc.                                      Group, Inc.            subsidiary
Force Financial           Massachusetts   100% Force Fin. Group, Special-purpose
 Services, Inc.                            Inc.                   subsidiary
Military Associates,      Pennsylvania    100% Academy Insurance Special-purpose
 Inc.                                      Group, Inc.            subsidiary
NCOA Motor Club, Inc.     Georgia         100% Academy Insurance Automobile club
                                           Group, Inc.
NCOAA Management Company  Texas           100% Academy Insurance Special-purpose
                                           Group, Inc.            subsidiary
Unicom Administrative     Pennsylvania    100% Academy Insurance Provider of admin.
 Services, Inc.                            Group, Inc.            services
Unicom Administrative     Germany         100% Unicom            Provider of admin.
 Services, GmbH                            Administrative         services
                                           Services, Inc.
Providian Property and    Kentucky        100% Providian Auto    Insurance company
 Casualty Insurance                        and Home Insurance
 Company                                   Company
Providian Fire Insurance  Kentucky        100% Providian         Insurance company
 Co.                                       Property and Casualty
                                           Insurance Co.
Capital Liberty, L.P.     Delaware        79.2% Commonwealth     Holding Company
                                           Life Insurance
                                           Company
                                          19.8% Peoples Security
                                           Life Insurance
                                           Company
                                          1% CGC
Commonwealth General LLC  Turks &         100% CGC               Special-purpose
                           Caicos Islands                         subsidiary

                         JURISDICTION OF    PERCENT OF VOTING
         NAME             INCORPORATION      SECURITIES OWNED             BUSINESS
         ----            ---------------    -----------------             --------
Providian Life and        Missouri       3.7% CGC                        Insurance company
 Health Insurance                        15.3% Peoples Security
 Company                                  Life Insurance Company
                                         20% Capital Liberty,
                                          L.P.
                                         61% Commonwealth Life
                                          Insurance Company
Veterans Life Insurance   Illinois       100% Providian Life and         Insurance company
 Co.                                      Health Insurance
                                          Company
Peoples Benefit           Pennsylvania   100% Veterans Life Ins.         Special-purpose
 Services, Inc.                           Co.                             subsidiary
First Providian Life      New York       100% Veterans Life Ins.         Insurance Company
 and Health Insurance                     Co.
 Company

ITEM 27. NUMBER OF CONTRACT OWNERS

 As of February 28, 1998 there were 2,845 owners of Contracts.

ITEM 28. INDEMNIFICATION

 Item 28 is incorporated by reference from the initial Registration Statement of National Home Life Assurance Company of New York Separate Account B, File No. 33-39946.

ITEM 29. PRINCIPAL UNDERWRITERS

 (a) None.

 (b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri and The Vanguard Group, Inc., Valley Forge, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

 All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS


 (a) First Providian Life and Health Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the ex-penses expected to be incurred and the risks assumed by First Providian Life and Health Insurance Company.

                                  SIGNATURES

 AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT, FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY SEPARATE ACCOUNT B, CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485 FOR EFFECTIVENESS OF THIS AMENDED REGISTRATION STATEMENT AND HAS CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF IN THE COUNTY OF JEFFERSON AND COMMONWEALTH OF KENTUCKY ON THE 30TH DAY OF APRIL, 1998.

                                          First Providian Life & Health
                                           Insurance Company Separate Account
                                           B (Registrant)

                                          By: First Providian Life & Health
                                              Insurance Company


                                          By:      /s/ David G. Rekoski*
                                              ---------------------------------
                                             DAVID G. REKOSKI, DIRECTOR AND
                                             PRESIDENT

                                          First Providian Life & Health
                                           Insurance Company (Depositor)


                                          By:      /s/ David G. Rekoski*
                                              ---------------------------------
                                             DAVID G. REKOSKI, DIRECTOR AND
                                             PRESIDENT



                                          *By:     /s/ R. Michael Slaven
                                               --------------------------------
                                             R. MICHAEL SLAVEN, ATTORNEY-IN-
                                             FACT

 AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS AMENDED REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

              SIGNATURE                          TITLE              DATE
              ---------                          -----              ----
         /s/ David G. Rekoski            Director and            April 30, 1998
--------------------------------------    President
           DAVID G. REKOSKI

    /s/ Martha A. McConnell*             Treasurer (Chief        April 30, 1998
--------------------------------------    Accounting Officer)
       MARTHA A. MCCONNELL

         /s/ Susan E. Martin*            Director, Vice
--------------------------------------    President,             April 30, 1998
           SUSAN E. MARTIN                Secretary and
                                          Assoc. General
                                          Counsel


        /s/ I. Donald Britton*           Director                April 30, 1998
--------------------------------------
          I. DONALD BRITTON

       /s/ Patricia A. Collins*          Director                April 30, 1998
--------------------------------------
         PATRICIA A. COLLINS

      /s/ Jeffrey H. Goldberger*         Director                April 30, 1998
--------------------------------------
        JEFFREY H. GOLDBERGER

         /s/ Brian H. Perry*             Director                April 30, 1998
--------------------------------------
            BRIAN H. PERRY

        /s/ Rosalie M. Smith*            Director, Vice          April 30, 1998
--------------------------------------    President and
           ROSALIE M. SMITH               Consumer Services
                                          Officer


     /s/ John C. Prestwood, Jr.*         Director, Vice          April 30, 1998
--------------------------------------    President and
        JOHN C. PRESTWOOD, JR.            Actuary

        /s/ Thomas B. Nesspor*           Director and Vice       April 30, 1998
--------------------------------------    President
          THOMAS B. NESSPOR

         /s/ Craig D. Vermie             Director                April 30, 1998
--------------------------------------
           CRAIG D. VERMIE


*By:     /s/ R. Michael Slaven
     ---------------------------------
   R. MICHAEL SLAVEN, ATTORNEY-IN-FACT


                              SEPARATE ACCOUNT B
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT



                               INDEX TO EXHIBITS




EXHIBIT 8(c) ADMINISTRATIVE SERVICES AGREEMENT DATED SEPTEMBER, 1997 BETWEEN THE VANGUARD GROUP, INC., PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY AND FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

EXHIBIT 9(a)         OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)         CONSENT OF COUNSEL

EXHIBIT 10           CONSENT OF INDEPENDENT AUDITORS